UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4984

AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of principal executive offices)-(Zip code)

Rebecca L. Harris, PRESIDENT

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2024

Date of reporting period: February 29, 2024

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

American Beacon® FUNDS

2024 SEMI-ANNUAL REPORT

February 29, 2024

FEAC FLOATING RATE INCOME FUND

SIM HIGH YIELD OPPORTUNITIES FUND

FEAC_SIM 0224

About American Beacon Advisors, Inc.

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, Inc., you can put the experience of a multi-billion dollar asset management firm to work for your company.

FEAC FLOATING RATE INCOME FUND

Investments in high-yield securities (commonly referred to as “junk bonds”), including loans, CLOs, restricted securities and floating- rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that a debt issuer will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its debt securities to go down. In addition, loans are subject to the risk that the Fund may not be able to obtain the collateral securing the loan in a timely manner, and the value of the collateral may not cover the amount owed on the loan. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. The Fund’s incorporation of environmental, social and/or governance (ESG) considerations in its investment strategy may cause it to underperform funds that do not incorporate these considerations. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

SIM HIGH YIELD OPPORTUNITIES FUND

Investments in high-yield securities (commonly referred to as “junk bonds”), including loans, CLOs, restricted securities and floating- rate securities, are subject to greater levels of credit, interest rate, market and liquidity risks than investment-grade securities. Interest rate risk is the risk that debt securities will decrease in value with increases in market interest rates. Credit risk is the risk that a debt issuer will fail to make timely payment of interest or principal; the decline in an issuer’s credit rating can cause the price of its debt securities to go down. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Consumer Staples companies are sensitive to commodities and energy prices, availability of underlying commodities, and government regulation. Investing in foreign and emerging market securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in derivative instruments involves liquidity, credit, interest rate and market risks. Geopolitical and other events have led to market disruptions causing adverse changes in the value of investments broadly. Changes in value may be temporary or may last for extended periods. Please see the prospectus for a complete discussion of the Fund’s risks. There can be no assurances that the investment objectives of this Fund will be met.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Advisors	February 29, 2024

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the words of Theodor Seuss Geisel, the beloved children’s author and cartoonist known as Dr. Seuss, “Only you can control your future.”

While we as individuals cannot control everything that’s happening in the world around us or within the global economy and markets, we can take steps to diversify our risk exposure as we seek to preserve and grow our personal savings. By making prudent adjustments to our investment portfolios with the help of trusted financial professionals, we may be better positioned to withstand the negative financial forces we’re likely to encounter in our lifetime – especially during periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies to help you potentially collect the fruits of your labor over the fullness of time. We work diligently to cultivate relationships with the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial future with American Beacon. For more information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

American Beacon FEAC Floating Rate Income FundSM

Performance Overview

February 29, 2024 (Unaudited)

The Investor Class of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) returned 4.39% for the six months ended February 29, 2024. The Fund underperformed the Credit Suisse Leveraged Loan Index (the “Index”) return of 5.49% for the same period.

Total Returns for the Period ended February 29, 2024

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,5)	SPFLX	4.56%	8.27%	3.07%	2.56%	3.74%
Y Class (1,2,3,5)	SPFYX	4.52%	8.07%	2.96%	2.47%	3.65%
Investor Class (1,2,3,5)	SPFPX	4.39%	7.78%	2.70%	2.19%	3.43%
A Class without sales charge (1,2,3,5)	SOUAX	4.54%	7.84%	2.78%	2.25%	3.44%
A Class with sales Charge (1,2,3,5)	SOUAX	1.92%	5.19%	1.90%	1.73%	3.17%
C Class without sales charge (1,2,3,5)	SOUCX	4.14%	7.02%	1.97%	1.46%	2.83%
C Class with sales charge (1,2,3,5)	SOUCX	3.14%	6.02%	1.97%	1.46%	2.83%

Credit Suisse Leveraged Loan Index (4)		5.49%	11.37%	5.55%	5.10%	4.51%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of the date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 2.50%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from Fund inception through 2017, partially recovered in 2018 and 2019 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of the fees charged to the Investor Class of the Fund was waived from Fund inception through 2016, fully recovered in 2017 and waived since 2021. Performance prior to waiving fees was lower than returns shown for periods when waivers were in effect. A portion of the fees charged to the Y Class of the Fund was waived from Fund inception through 2016, fully recovered in 2017 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of the fees charged to A and C Classes was waived from Fund inception through 2016, partially recovered in 2017 and 2018 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the SP Class of the Fund was waived from Fund inception through 2016, partially recovered from 2017 through 2019 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

3.

Fund performance represents the returns achieved by the R5 Class from 2/28/14 up to 12/11/15, the inception date of the Y, Investor, A, and C Classes and the returns of each Class since its inception. Expenses of the R5 Class are lower than the other Classes. Therefore, total returns shown may be higher than they would have been had the Y, Investor, A, and C Classes been in existence since 2/28/14.

4.	The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. One cannot directly invest in an index.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.99%, 1.08%, 1.34%, 1.31%, and 2.05%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund’s returns, relative to the Index, primarily reflect adverse performance from individual issuers near period end. Much of the portfolio repositioning following the sub-advisor change at year-end 2022 was complete, although a very small portion remained to be transitioned as market opportunities allow.

The Fund’s core holdings were defensively positioned during the period, with a higher weighted-average credit quality and conservative industry allocation, for an environment where credit markets gradually begin to weaken as the cumulative impact of the Federal Reserve Bank’s rate increases weighs on the economy. However, credit markets continued to perform well given the resilient economy, and the Fund’s returns lagged due to its defensive positioning.

American Beacon FEAC Floating Rate Income FundSM

Performance Overview

February 29, 2024 (Unaudited)

During the period, the Fund was overweight non-cyclical sectors including Gaming/Leisure, Diversified Media, and Services, and was underweight cyclical sectors including Housing, Chemicals, and Retail. Additionally, the Fund’s underweight to Healthcare reflected the elevated labor cost environment in that sector and related margin pressure.

While the Fund benefitted from higher coupons as interest rates remain elevated, it must remain diligent in its selection process to identify those issuers that can withstand higher rates and maintain their credit ratings. Accordingly, holdings were primarily concentrated in first-lien issues, with very little exposure to second-lien loans.

Given the backdrop of elevated inflation and potentially higher-for-longer interest rates, the Fund maintained a diversified portfolio of resilient issuers and avoided the more volatile sectors of the market. The Fund seeks opportunity across the credit spectrum and concentrates on issuers with capacity to endure uncertainty and generate higher yield with lower volatility than the Index over a full market cycle.

Top Ten Holdings (% Net Assets)
RealPage, Inc., 8.441%, Due 4/24/2028, 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)		2.4
Stats Intermediate Holdings LLC, 10.831%, Due 7/10/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)		2.4
Alvogen Pharma U.S., Inc., 12.998%, Due 6/30/2025, 2022 Extended Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)		2.4
CMG Media Corp., 8.948%, Due 12/17/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)		2.3
Gen Digital, Inc., 7.426%, Due 9/12/2029, 2022 Term Loan B		2.3
Getty Images, Inc., 9.948%, Due 2/19/2026, 2019 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)		1.9
AppLovin Corp., 8.426%, Due 8/16/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.100%)		1.7
City Brewing Co. LLC, 9.078%, Due 4/5/2028, Closing Date Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)		1.7
Ontario Gaming GTA LP, 9.598%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)		1.6
Connect Finco SARL, 8.826%, Due 12/11/2026, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)		1.6

Total Fund Holdings	199

Sector Weightings (% Investments)
Consumer, Non-Cyclical		21.9
Consumer, Cyclical		18.1
Communications		17.3
Technology		16.6
Industrial		12.5
Financial		12.0
Basic Materials		1.4
Energy		0.2

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 29, 2024 (Unaudited)

The Investor Class of the American Beacon SiM High Yield Opportunities Fund (the “Fund”) returned 7.79% for the six months ended February 29, 2024. The Fund outperformed the ICE BofA US High Yield Index (the “Index”) return of 6.15% for the same period.

Total Returns for the Period ended February 29, 2024

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,4)	SHOIX	8.08%	11.54%	4.09%	5.74%	5.26%
Y Class (1,2,4)	SHOYX	7.96%	11.55%	4.09%	5.72%	5.21%
Investor Class (1,2,4)	SHYPX	7.79%	11.17%	3.75%	5.35%	4.90%
A Class without sales charge (1,2,4)	SHOAX	7.92%	11.21%	3.74%	5.36%	4.86%
A Class with sales Charge (1,2,4)	SHOAX	2.82%	5.97%	2.07%	4.33%	4.36%
C Class without sales charge (1,2,4)	SHOCX	7.49%	10.34%	2.99%	4.63%	4.28%
C Class with sales charge (1,2,4)	SHOCX	6.49%	9.34%	2.99%	4.63%	4.28%

ICE BofA US High Yield Index (3)		6.15%	10.97%	1.86%	3.99%	4.26%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 4.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of fees charged to the R5 Class of the Fund was waived from Fund inception through 2018, partially recovered in 2019 and waived since 2020. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the Investor Class of the Fund was waived in 2011 and 2012, partially recovered in 2013, fully recovered in 2016 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the Y Class of the Fund was waived from 2011 through 2013, fully recovered in 2015 and waived in 2016 and since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect. A portion of fees charged to the A and C Classes of the Fund was waived from 2011 through 2014, partially recovered in 2015, fully recovered in 2016 and waived since 2021. Performance prior to waiving fees was lower than actual returns shown for periods when waivers were in effect.

3.

The ICE BofA US High Yield Index tracks the performance of U.S. dollar denominated, below-investment-grade corporate debt publicly issued in the U.S. domestic market. Qualifying securities must have a below-investment-grade rating and an investment-grade rated country of risk. In addition, qualifying securities must have at least one-year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $100 million. Defaulted securities and securities eligible for the dividends-received deduction are excluded from the Index. One cannot directly invest in an index.

4.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, and C Class shares were 0.81%, 0.89%, 1.15%, 1.13%, and 1.86%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Issue selection within the Fund’s Service and Consumer sectors contributed to relative performance. Conversely, the Fund’s issue selection within the Manufacturing sector detracted from the Fund’s relative returns.

From a sector allocation standpoint, an overweight allocation to the Transportation sector and an absence from the Telecom sector detracted from the Fund’s relative returns. Conversely, a significant underweight to the Manufacturing sector contributed to relative performance.

From a credit quality selection perspective, the Fund’s relative performance was helped by issue selection within the BB-rated credit category. Conversely, the Fund’s issue selection within the CCC-rated credit category hurt relative returns.

From a credit quality allocation standpoint, the Fund’s absence from the CC-rated credit category contributed positively to the Fund’s relative performance. Conversely, the Fund’s overweight allocation to the Not-Rated credit category detracted from relative returns.

American Beacon SiM High Yield Opportunities FundSM

Performance Overview

February 29, 2024 (Unaudited)

The sub-advisor’s investment process of identifying long-term secular themes and seeking out-of-favor sectors through bottom-up fundamental research remains in place.

Top Ten Holdings (% Net Assets)
Strathcona Resources Ltd., 6.875%, Due 8/1/2026		2.2
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025		2.2
Vector Group Ltd., 10.500%, Due 11/1/2026		1.8
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		1.7
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026		1.7
Encore Capital Group, Inc., 4.250%, Due 6/1/2028		1.7
Carriage Services, Inc., 4.250%, Due 5/15/2029		1.7
TTM Technologies, Inc., 4.000%, Due 3/1/2029		1.6
Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027		1.6
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030		1.6

Total Fund Holdings	108

Sector Allocation (% Investments)
Consumer, Non-Cyclical		27.1
Energy		20.4
Consumer, Cyclical		14.1
Financial		16.9
Industrial		11.9
Technology		5.5
Communications		4.1

Country Allocation (% Fixed Income)
United States		69.4
Canada		7.1
Sweden		5.6
United Kingdom		4.2
Norway		4.0
Uruguay		2.4
Belgium		1.9
Mexico		1.4
Brazil		1.3
Germany		1.0
Netherlands		1.0
Chile		0.7

American Beacon FundsSM

Expense Examples

February 29, 2024 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Fund through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

American Beacon FundsSM

Expense Examples

February 29, 2024 (Unaudited)

American Beacon FEAC Floating Rate Income Fund

	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Expenses Paid During Period 9/1/2023—2/29/2024*
R5 Class
Actual	$1,000.00	$1,045.60	$4.17
Hypothetical**	$1,000.00	$1,020.79	$4.12
Y Class
Actual	$1,000.00	$1,045.20	$4.47
Hypothetical**	$1,000.00	$1,020.49	$4.42
Investor Class
Actual	$1,000.00	$1,045.20	$5.90
Hypothetical**	$1,000.00	$1,019.10	$5.82
A Class
Actual	$1,000.00	$1,045.40	$5.54
Hypothetical**	$1,000.00	$1,019.44	$5.47
C Class
Actual	$1,000.00	$1,041.40	$9.44
Hypothetical**	$1,000.00	$1,015.61	$9.32

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.82%, 0.88%, 1.16%, 1.09%, and 1.86% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon SiM High Yield Opportunities Fund

	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Expenses Paid During Period 9/1/2023—2/29/2024*
R5 Class
Actual	$1,000.00	$1,080.80	$3.83
Hypothetical**	$1,000.00	$1,021.18	$3.72
Y Class
Actual	$1,000.00	$1,080.80	$3.88
Hypothetical**	$1,000.00	$1,021.13	$3.77
Investor Class
Actual	$1,000.00	$1,077.90	$5.68
Hypothetical**	$1,000.00	$1,019.39	$5.52
A Class
Actual	$1,000.00	$1,079.20	$5.53
Hypothetical**	$1,000.00	$1,019.54	$5.37
C Class
Actual	$1,000.00	$1,074.90	$9.34
Hypothetical**	$1,000.00	$1,015.86	$9.07

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.74%, 0.75%, 1.10%, 1.07%, and 1.81% for the R5, Y, Investor, A, and C Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.30%

Consumer Discretionary - 0.01%

Commercial Services & Supplies - 0.01%
Constellis Holdings LLCA	69,609	$15,662

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B	533,359	-

Financials - 0.26%

Financial Services - 0.26%
Anuvu Corp.A B	94,492	472,460

Information Technology - 0.03%

Communications Equipment - 0.00%
4L Technologies, Inc.A	140,935	1,409

Software - 0.03%
Internap Holding LLCA B C	63,490	47,031

Total Information Technology		48,440

Total Common Stocks (Cost $3,757,492)		536,562

PREFERRED STOCKS - 0.00% (Cost $339,302)

Energy - 0.00%

Oil, Gas & Consumable Fuels - 0.00%
Southcross Energy Partners LLCA B D	2,077,530	-

	Principal Amount

BANK LOAN OBLIGATIONSE - 90.29%

Basic Materials - 1.25%

Chemicals - 1.17%
Element Solutions, Inc., 7.326%, Due 12/18/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	$101,266	100,590
Ineos U.S. Finance LLC,
9.176%, Due 11/8/2027, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	504,108	503,226
8.926%, Due 2/18/2030, 2023 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	253,085	250,607
Nouryon Finance BV, 9.419%, Due 4/3/2028, 2023 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	249,373	249,114
Starfruit Finco BV, 9.423%, Due 4/3/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	1,007,707	1,007,083

		2,110,620

Forest Products & Paper - 0.08%
Asplundh Tree Expert LLC, 7.176%, Due 9/7/2027, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	157,097	156,865

Total Basic Materials		2,267,485

Communications - 15.92%

Advertising - 2.33%
CMG Media Corp., 8.948%, Due 12/17/2026, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)F	5,030,672	4,206,899

Internet - 8.15%
Gen Digital, Inc., 7.426%, Due 9/12/2029, 2022 Term Loan BF	4,119,527	4,106,386
Getty Images, Inc., 9.948%, Due 2/19/2026, 2019 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	3,417,064	3,409,581
Go Daddy Operating Co. LLC, 7.326%, Due 11/9/2029, 2024 Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	1,501,939	1,499,311

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Communications - 15.92% (continued)

Internet - 8.15% (continued)
MH Sub I LLC, 9.576%, Due 5/3/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)F	$2,090,398	$2,054,339
PUG LLC,
8.941%, Due 2/12/2027, USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)F	2,390,325	2,344,216
9.691%, Due 2/12/2027, 2021 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)F	474,684	472,311
Uber Technologies, Inc., 8.135%, Due 3/3/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	838,125	839,918

		14,726,062

Media - 2.54%
GEE Holdings LLC,
13.460%, Due 3/24/2025, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.000%)	2,192,511	1,973,260
13.710%, Due 3/23/2026, 2021 2nd Lien Takeback Term Loan, PIK (in-kind rate 8.250%)	1,878,648	1,117,795
Sinclair Television Group, Inc., 8.441%, Due 4/1/2028, 2021 Term Loan B3, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	3,759	3,138
Univision Communications, Inc.,
8.691%, Due 1/31/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	1,003,028	998,645
9.598%, Due 6/24/2029, 2022 First Lien Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	497,312	497,312

		4,590,150

Telecommunications - 2.90%
Cincinnati Bell, Inc., 8.676%, Due 11/22/2028, 2021 Term Loan B2, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	95,578	94,837
Connect Finco SARL, 8.826%, Due 12/11/2026, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)F	2,867,396	2,862,608
Iridium Satellite LLC, 7.826%, Due 9/20/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	784,021	782,821
SBA Senior Finance II LLC, 7.330%, Due 1/25/2031, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)F	944,038	943,056
Zayo Group Holdings, Inc., 9.651%, Due 3/9/2027, 2022 USD Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.325%)	614,029	552,817

		5,236,139

Total Communications		28,759,250

Consumer, Cyclical - 16.21%

Airlines - 3.56%
American Airlines, Inc.,
7.317%, Due 1/29/2027, 2017 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 1.750%)	1,970,827	1,950,803
10.329%, Due 4/20/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	2,115,174	2,154,834
8.775%, Due 6/4/2029, 2023 1st Lien Term Loan, (6 mo. USD Secured Overnight Financing Rate + 3.500%)	983,359	982,337
Mileage Plus Holdings LLC, 10.770%, Due 6/21/2027, 2020 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	219,170	225,521
SkyMiles IP Ltd., 9.068%, Due 10/20/2027, 2020 Skymiles Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	200,104	205,561
United Airlines, Inc., 8.076%, Due 2/15/2031, 2024 Term Loan BF	909,105	907,969

		6,427,025

Auto Parts & Equipment - 0.80%
Clarios Global LP, 8.326%, Due 5/6/2030, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	536,368	536,201

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Consumer, Cyclical - 16.21% (continued)

Auto Parts & Equipment - 0.80% (continued)
Power Stop LLC, 10.193%, Due 1/26/2029, 2022 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	$1,002,799	$915,887

		1,452,088

Distribution/Wholesale - 0.32%
ARAMSCO, Inc.,
2.375%, Due 10/10/2030, 2023 Delayed Draw Term LoanF G	15,347	15,334
10.098%, Due 10/10/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.750%)	87,988	87,915
Windsor Holdings III LLC, 9.823%, Due 8/1/2030, USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	464,096	464,458

		567,707

Entertainment - 7.78%
Allen Media LLC, 10.998%, Due 2/10/2027, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	2,968,055	2,595,980
AP Gaming I LLC, 9.076%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	296,118	295,440
Caesars Entertainment,Inc.,
8.663%, Due 2/6/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	1,638,756	1,638,985
8.040%, Due 2/6/2031, 2024 Term Loan B1, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	944,776	942,811
CE Intermediate I LLC, 8.951%, Due 11/10/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	149,495	148,747
Deluxe Entertainment Services Group, Inc.,
11.000%, Due 3/25/2024, 2019 1st Lien Term Loan, PIK (in-kind rate 1.500%)B C H I	85,941	8,087
Due 9/25/2024, 2019 2nd Lien Term Loan, PIK (in-kind rate 2.500%)B C H I	1,118,823	-
DHX Media Ltd., 9.691%, Due 3/24/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	1,939,308	1,871,432
Flutter Financing BV, 7.698%, Due 11/25/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.250%)	1,031,541	1,026,166
J&J Ventures Gaming LLC,
Due 4/26/2028, 2023 Nevada Delayed Draw Term LoanF	160,972	157,149
9.610%, Due 4/26/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,558,530	1,524,304
9.691%, Due 4/26/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	612,253	597,712
Lions Gate Capital Holdings LLC, 7.676%, Due 3/24/2025, 2018 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	244,762	244,253
Ontario Gaming GTA LP, 9.598%, Due 8/1/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)F	2,913,153	2,909,249
UFC Holdings LLC, 8.336%, Due 4/29/2026, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	97,636	97,681

		14,057,996

Food Service - 0.27%
Aramark Services, Inc., 7.941%, Due 6/22/2030, 2023 Term Loan B6, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	488,635	487,414

Home Builders - 0.18%
Tecta America Corp., 9.691%, Due 4/10/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	329,239	329,137

Investment Companies - 0.66%
WH Borrower LLC,
10.817%, Due 2/15/2027, 2023 Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	364,762	363,850
10.817%, Due 2/15/2027, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	822,455	818,343

		1,182,193

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Consumer, Cyclical - 16.21% (continued)

Leisure Time - 0.51%
Alterra Mountain Co., Due 5/31/2030, 2023 Term Loan BF	$304,233	$304,233
Carnival Corp., 8.318%, Due 8/8/2027, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	504,377	504,483
City Football Group Ltd., 8.435%, Due 7/21/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	104,395	103,939

		912,655

Lodging - 0.91%
Fertitta Entertainment LLC, 9.326%, Due 1/27/2029, 2022 Term Loan BF	512,399	512,594
Hilton Domestic Operating Company, Inc., 7.421%, Due 11/8/2030, 2023 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	156,344	156,450
Station Casinos LLC, 7.676%, Due 2/8/2027, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	978,626	976,620

		1,645,664

Retail - 1.22%
BC Unlimited Liability Co., 7.576%, Due 9/20/2030, 2023 Term Loan B5, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	1,453,693	1,446,163
Les Schwab Tire Centers, 8.688%, Due 11/2/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	490,735	489,714
NPC International, Inc., Due 4/19/2024, 1st Lien Term LoanB C H I	917,520	274,063

		2,209,940

Total Consumer, Cyclical		29,271,819

Consumer, Non-Cyclical - 20.00%

Beverages - 2.22%
City Brewing Co. LLC, 9.078%, Due 4/5/2028, Closing Date Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	4,037,997	3,040,612
Pegasus Bidco BV, 9.057%, Due 7/12/2029, 2024 USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	975,372	976,347

		4,016,959

Biotechnology - 0.55%
ANI Pharmaceuticals, Inc., 11.441%, Due 11/19/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	983,612	983,612

Commercial Services - 11.65%
AlixPartners LLP, 7.941%, Due 2/4/2028, 2021 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	2,562,026	2,561,386
Creative Artists Agency LLC, 8.826%, Due 11/27/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	2,559,138	2,559,855
Hertz Corp.,
8.691%, Due 6/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)F	608,488	583,388
8.691%, Due 6/30/2028, 2021 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 3.250%)F	117,617	112,765
9.070%, Due 6/30/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)F	1,431,423	1,379,534
New Constellis Borrower LLC,
13.313%, Due 9/27/2025, 2020 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.750%)	351,403	332,515
16.813%, Due 3/27/2026, 2020 2nd Lien Term Loan, PIK (in-kind rate 11.250%)	175,271	92,193
Nielsen Consumer, Inc., 11.576%, Due 3/6/2028, 2023 USD Fifth Amendment Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	528,968	521,562

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Consumer, Non-Cyclical - 20.00% (continued)

Commercial Services - 11.65% (continued)
RLG Holdings LLC,
Due 7/7/2028, 2022 Incremental Term LoanF	$1,026,141	$1,002,417
9.691%, Due 7/7/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)F	1,847,407	1,802,755
Stats Intermediate Holdings LLC, 10.831%, Due 7/10/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	4,457,645	4,310,008
Teneo Holdings LLC, 10.676%, Due 7/11/2025, Term LoanF	2,461,394	2,458,318
Trans Union LLC, 7.326%, Due 12/1/2028, 2024 Term Loan B6, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	2,527,414	2,523,799
United Rentals North America, Inc., Due 2/14/2031, 2024 Term Loan BF	456,040	457,039
WEX, Inc., 7.326%, Due 3/31/2028, 2024 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)	341,531	340,892

		21,038,426

Food - 0.11%
Aspire Bakeries Holdings LLC, 9.570%, Due 12/13/2030, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	101,048	101,048
Froneri International Ltd., 7.676%, Due 1/29/2027, 2020 USD Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	104,871	104,781

		205,829

Health Care - Products - 1.43%
Carestream Dental Equipment, Inc.,
8.860%, Due 9/1/2024, 2017 1st Lien Term Loan, (2 mo. USD LIBOR + 3.250%)	1,158,474	1,004,015
9.948%, Due 9/1/2024, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	210,356	181,169
Lifescan Global Corp., 11.975%, Due 12/31/2026, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.500%)	2,297,801	1,401,659

		2,586,843

Health Care - Services - 1.32%
LifePoint Health, Inc., 11.087%, Due 11/16/2028, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)	95,484	95,514
NAPA Management Services Corp., 10.676%, Due 2/23/2029, Term Loan BF	1,264,675	1,195,118
National Mentor Holdings, Inc., Due 3/2/2029, 2021 2nd Lien Term LoanF	122,098	95,236
Phoenix Guarantor, Inc., 8.576%, Due 2/21/2031, 2024 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	681,898	674,084
Women’s Care Holdings, Inc., Due 1/15/2028, Term LoanF	368,938	319,438

		2,379,390

Pharmaceuticals - 2.72%
Alvogen Pharma U.S., Inc., 12.998%, Due 6/30/2025, 2022 Extended Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	5,047,200	4,290,120
Amneal Pharmaceuticals LLC, 10.821%, Due 5/4/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 5.500%)	48,699	48,496
Elanco Animal Health, Inc., 7.176%, Due 8/1/2027, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	98,668	97,358
Grifols Worldwide Operations USA, Inc., 7.426%, Due 11/15/2027, USD 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.000%)F	484,730	474,915

		4,910,889

Total Consumer, Non-Cyclical		36,121,948

Energy - 0.18%

Oil & Gas - 0.18%
Apro LLC, 9.186%, Due 11/14/2026, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	263,308	263,111

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Energy - 0.18% (continued)

Oil & Gas - 0.18% (continued)
Lealand Finance Co. BV, 8.441%, Due 6/28/2024, 2020 Make Whole Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	$142,892	$71,446

		334,557

Total Energy		334,557

Financial - 10.51%

Diversified Financial Services - 4.51%
Advisor Group, Inc., 9.826%, Due 8/17/2028, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	245,545	245,393
Apex Group Treasury LLC,
9.326%, Due 7/27/2028, USD Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	1,037,954	1,034,062
10.317%, Due 7/27/2028, 2022 USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	2,240,155	2,237,355
Aretec Group, Inc., 9.926%, Due 8/9/2030, 2023 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	154,210	154,732
Astra Acquisition Corp., 10.860%, Due 10/25/2028, 2021 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.250%)	1,201,234	562,177
Blackhawk Network Holdings, Inc., 8.076%, Due 6/15/2025, 2018 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	270,718	269,741
Castlelake Aviation Ltd.,
7.875%, Due 10/22/2026, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.500%)F	2,563,440	2,561,133
8.135%, Due 10/22/2027, 2023 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	595,728	595,264
Fleetcor Technologies Operating Co. LLC, 7.176%, Due 4/28/2028, 2021 Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	488,892	487,196
NBG Acquisition, Inc., Due 4/26/2024, Term LoanH I	242,068	4,841

		8,151,894

Insurance - 3.81%
Acrisure LLC,
8.941%, Due 2/15/2027, 2020 Term Loan B, (1 mo. USD LIBOR + 3.500%)	506,207	504,785
9.826%, Due 11/6/2030, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	1,934,115	1,942,180
AmWINS Group, Inc.,
7.691%, Due 2/19/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.250%)	986,259	981,407
8.191%, Due 2/19/2028, 2023 Incremental Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	684,212	683,357
Asurion LLC, 9.676%, Due 8/19/2028, 2023 Term Loan B11, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	506,943	503,618
Baldwin Risk Partners LLC, 8.935%, Due 10/14/2027, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	465,885	462,586
Broadstreet Partners, Inc., 8.441%, Due 1/27/2027, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.000%)	495,015	494,089
Ryan Specialty Group LLC, 8.076%, Due 9/1/2027, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	526,587	526,587
USI, Inc., 8.598%, Due 9/27/2030, 2023 Acquisition Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.250%)	782,593	782,108

		6,880,717

Investment Companies - 2.13%
AI Mistral Holdco Ltd., 11.326%, Due 9/30/2025, 2017 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.000%)	2,404,094	2,434,146

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Financial - 10.51% (continued)

Investment Companies - 2.13% (continued)
Intrado Corp., 8.830%, Due 1/31/2030, 2023 Term Loan B, (2 mo. USD Secured Overnight Financing Rate + 3.500%)	$480,971	$480,268
Wec U.S. Holdings Ltd., Due 1/27/2031, 2024 Term LoanF	936,080	932,420

		3,846,834

REITS - 0.06%
RHP Hotel Properties LP, 8.076%, Due 5/18/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.750%)	97,470	97,446

Total Financial		18,976,891

Industrial - 10.88%

Building Materials - 0.40%
Foley Products Co. LLC, 10.248%, Due 12/29/2028, 2021 Term LoanF	636,557	636,690
Smyrna Ready Mix Concrete LLC, 8.820%, Due 4/2/2029, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	81,473	81,575

		718,265

Electrical Components & Equipment - 0.77%
Creation Technologies, Inc., 11.092%, Due 10/5/2028, 2021 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.500%)F	1,447,973	1,397,294

Electronics - 0.45%
NorthPole Newco SARL,
15.500%, Due 3/3/2025, 2022 Term Loan B1, (3 mo. USD PRIME + 7.000%)B C	1,051,955	262,989
15.500%, Due 3/18/2025, Term Loan, (3 mo. USD PRIME + 7.000%)	3,425,455	325,418
11.000%, Due 12/31/2025, 2022 RevolverB C J	243,625	219,263
17.538%, Due 12/31/2025, 2022 Term Loan, PIK (in-kind rate 11.000%)B C	22,130	664

		808,334

Environmental Control - 2.46%
Bingo Industries Ltd., 9.110%, Due 7/14/2028, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	2,298,416	2,192,689
Covanta Holding Corp.,
7.826%, Due 11/30/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	456,323	453,722
7.826%, Due 11/30/2028, 2021 Term Loan C, (1 mo. USD Secured Overnight Financing Rate + 2.500%)	34,790	34,592
EnergySolutions LLC, 9.313%, Due 9/20/2030, 2023 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	981,521	983,975
Filtration Group Corp., 8.941%, Due 10/21/2028, 2021 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	148,210	148,145
LRS Holdings LLC, 9.691%, Due 8/31/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	533,365	528,031
Madison IAQ LLC, 8.685%, Due 6/21/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	108,620	108,145

		4,449,299

Machinery - Diversified - 2.04%
Chart Industries, Inc., 8.673%, Due 3/15/2030, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	445,473	445,892
CPM Holdings, Inc., 9.826%, Due 9/28/2028, 2023 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	157,736	157,703
DXP Enterprises, Inc., 10.291%, Due 10/11/2030, 2023 Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 4.750%)	103,810	103,680
Engineered Machinery Holdings, Inc., 9.360%, Due 5/19/2028, 2021 USD Incremental Term Loan, (3 mo. USD Secured Overnight Financing Rate + 3.750%)	996,599	983,932

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Industrial - 10.88% (continued)

Machinery - Diversified - 2.04% (continued)
Project Castle, Inc., 10.830% - 10.848%, Due 6/1/2029, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 5.500%)F	$296,304	$267,169
SPX Flow, Inc., 9.926%, Due 4/5/2029, 2022 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.500%)	1,580,329	1,582,304
Vertical U.S. Newco Inc, 9.081%, Due 7/30/2027, Term Loan B, (6 mo. USD Secured Overnight Financing Rate + 3.500%)	148,796	148,897

		3,689,577

Packaging & Containers - 3.37%
Berry Global, Inc., 7.182%, Due 7/1/2029, 2023 Term Loan AA, (1 mo. USD Secured Overnight Financing Rate + 1.750%)	495,323	494,085
Graham Packaging Co., Inc., 8.441%, Due 8/4/2027, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)F	911,457	910,226
Plaze, Inc., 9.191%, Due 8/3/2026, 2020 Incremental Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	160,391	156,081
Pretium PKG Holdings, Inc.,
9.906%, Due 10/2/2028, Second Out Term Loan A1, (3 mo. USD Secured Overnight Financing Rate + 4.600%)	2,911,256	2,561,905
12.334%, Due 10/1/2029, 2021 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 6.750%)	1,641,741	957,677
Proampac PG Borrower LLC, 9.798% - 9.823%, Due 9/15/2028, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.500%)	262,313	262,313
Reynolds Group Holdings, Inc., 8.691%, Due 9/24/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	490,147	490,647
Ring Container Technologies Group LLC, 8.941%, Due 8/12/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	245,726	245,674

		6,078,608

Transportation - 1.39%
First Student Bidco, Inc.,
Due 7/21/2028, 2022 Incremental Term LoanC F	22,506	22,434
8.360%, Due 7/21/2028, Term Loan C, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	311,814	309,344
8.610%, Due 7/21/2028, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.000%)	1,027,964	1,019,822
9.448%, Due 7/21/2028, 2022 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)F	894,724	893,444
Genesee & Wyoming, Inc., 7.448%, Due 12/30/2026, Term Loan, (3 mo. USD Secured Overnight Financing Rate + 2.000%)	260,040	260,009

		2,505,053

Total Industrial		19,646,430

Technology - 15.34%

Computers - 6.43%
24-7 Intouch, Inc., 10.176%, Due 8/25/2025, 2018 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.750%)	942,636	916,317
Ahead DB Holdings LLC, 9.569%, Due 1/24/2031, 2024 Incremental Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.250%)	472,902	472,310
Magenta Buyer LLC,
10.574%, Due 7/27/2028, 2021 USD 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)	3,457,881	2,058,408
13.824%, Due 7/27/2029, 2021 USD 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 8.250%)	1,809,393	545,532
McAfee LLC, 9.176%, Due 3/1/2029, 2022 USD Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	2,059,076	2,046,207
Park Place Technologies LLC, 10.426%, Due 11/10/2027, 2020 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 5.000%)	1,053,663	1,052,345
Peraton Corp., 9.176%, Due 2/1/2028, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	494,679	494,679

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Technology - 15.34% (continued)

Computers - 6.43% (continued)
Perforce Software, Inc., 9.176%, Due 7/1/2026, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	$518,787	$513,599
SonicWall U.S. Holdings, Inc.,
13.010%, Due 5/18/2026, 2nd Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 7.500%)	1,070,372	972,894
10.360%, Due 5/16/2028, 2023 Term Loan, (3 mo. USD Secured Overnight Financing Rate + 5.000%)F	2,440,491	2,395,610
UST Holdings Ltd., 8.937%, Due 11/20/2028, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	53,961	53,601
Verifone Systems, Inc., 9.585%, Due 8/20/2025, 2018 1st Lien Term Loan, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	111,145	96,140

		11,617,642

Semiconductors - 0.70%
Natel Engineering Co., Inc., 11.686%, Due 4/30/2026, 2019 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 6.250%)	1,445,277	1,262,811

Software - 8.21%
AppLovin Corp., 8.426%, Due 8/16/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.100%)	3,102,940	3,105,360
Athenahealth Group, Inc.,
Due 2/15/2029, 2022 Delayed Draw Term loanF	22,529	22,314
8.576%, Due 2/15/2029, 2022 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.250%)	158,972	157,457
Byju’s Alpha, Inc., 15.500%, Due 11/24/2026, Term Loan B, (3 mo. USD LIBOR + 7.000%, 3 mo. USD PRIME + 7.000%)	46,936	9,368
Cornerstone OnDemand, Inc., 9.191%, Due 10/16/2028, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	163,156	158,771
CT Technologies Intermediate Holdings, Inc., 9.691%, Due 12/16/2025, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 4.250%)	2,065,119	2,025,282
Dun & Bradstreet Corp., Due 1/18/2029, 2024 Term Loan BF	466,148	464,866
E2open LLC, 8.941%, Due 2/4/2028, 2020 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	156,328	156,100
EagleView Technology Corp., 9.111%, Due 8/14/2025, 2018 Add On Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 3.500%)	164,835	160,371
Evertec Group LLC, 8.826%, Due 10/30/2030, 2023 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	140,361	140,185
Flexera Software LLC, 9.191%, Due 3/3/2028, 2021 Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.750%)	157,980	157,782
Fortra LLC, 9.426%, Due 11/19/2026, 2021 Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	111,769	107,066
Genesys Cloud Services Holdings II LLC, Due 12/1/2027, Term Loan BF	229,609	230,183
Greeneden U.S. Holdings LLC, 9.441%, Due 12/1/2027, 2020 USD Term Loan B4, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	1,456,237	1,460,183
Instructure Holdings, Inc., 8.355%, Due 10/30/2028, 2021 Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 2.750%)	257,885	256,596
iSolved, Inc., 9.484%, Due 10/14/2030, Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	155,003	155,390
Polaris Newco LLC, 9.574%, Due 6/2/2028, USD Term Loan B, (3 mo. USD Secured Overnight Financing Rate + 4.000%)	1,048,193	1,024,483
Quartz Acquireco LLC, 8.826%, Due 6/28/2030, Term Loan B, (1 mo. USD Secured Overnight Financing Rate + 3.500%)	488,719	488,108
RealPage, Inc., 8.441%, Due 4/24/2028, 1st Lien Term Loan, (1 mo. USD Secured Overnight Financing Rate + 3.000%)F	4,531,369	4,406,213

		14,827,587

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount	Fair Value

BANK LOAN OBLIGATIONSE - 90.29% (continued)

Technology - 15.34% (continued)

Software - 8.21% (continued)
S2P Acquisition Borrower, Inc., 9.426%, Due 8/14/2026, Term Loan, (1 mo. USD Secured Overnight Financing Rate + 4.000%)	$141,509	$141,509

Total Technology		27,708,040

Total Bank Loan Obligations (Cost $172,752,970)		163,086,420

CORPORATE OBLIGATIONS - 1.53%

Consumer, Cyclical - 0.47%

Airlines - 0.34%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026K	500,250	495,685
United Airlines, Inc., 4.375%, Due 4/15/2026K	125,000	120,311

		615,996

Entertainment - 0.13%
Allen Media LLC/Allen Media Co-Issuer, Inc., 10.500%, Due 2/15/2028K	450,000	225,031

Total Consumer, Cyclical		841,027

Consumer, Non-Cyclical - 0.14%

Commercial Services - 0.14%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.000%, Due 2/15/2031K	258,000	249,342

Financial - 0.28%

Financial Services - 0.13%
Jane Street Group/JSG Finance, Inc., 4.500%, Due 11/15/2029K	257,000	236,483

Insurance - 0.15%
Ryan Specialty LLC, 4.375%, Due 2/1/2030K	294,000	271,727

Total Financial		508,210

Industrial - 0.64%

Building Materials - 0.07%
Smyrna Ready Mix Concrete LLC, 8.875%, Due 11/15/2031K	125,000	132,350

Environmental Control - 0.30%
Madison IAQ LLC, 5.875%, Due 6/30/2029K	610,000	544,910

Packaging & Containers - 0.27%
Mauser Packaging Solutions Holding Co., 9.250%, Due 4/15/2027K	500,000	486,239

Total Industrial		1,163,499

Total Corporate Obligations (Cost $2,764,431)		2,762,078

	Shares

SHORT-TERM INVESTMENTS - 10.17% (Cost $18,373,225)

Investment Companies - 10.17%
American Beacon U.S. Government Money Market Select Fund, 5.22%L M	18,373,225	18,373,225

TOTAL INVESTMENTS - 102.29% (Cost $197,987,420)		184,758,285
LIABILITIES, NET OF OTHER ASSETS - (2.29%)		(4,139,875)

TOTAL NET ASSETS - 100.00%		$180,618,410

Percentages are stated as a percent of net assets.

A Non-income producing security.

B Value was determined using significant unobservable inputs.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

C Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $812,097 or 0.45% of net assets.

D A type of Preferred Stock that has no maturity date.

E Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

F Coupon rates may not be available for all or a portion of bank loans that are unsettled and/or unfunded as of February 29, 2024.

G All or a portion of the security is an Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $15,347 or 0.01% of net assets. Of this amount, $15,347 relate to ARAMSCO, Inc.

H Default Security. At period end, the amount of securities in default was $286,991 or 0.16% of net assets.

I Zero coupon bank loan.

J Fixed Rate.

K Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $2,762,078 or 1.53% of net assets. The Fund has no right to demand registration of these securities.

L The Fund is affiliated by having the same investment advisor.

M 7-day yield.

IP Ltd. - Intellectual Property Ltd.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs – Real Estate Investment Trusts.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 29, 2024, the investments were classified as described below:

FEAC Floating Rate Income Fund	Level 1	Level 2		Level 3		Total
Assets
Common Stocks	$17,071	$472,460	(1)	$47,031		$536,562
Preferred Stocks	-	-	(1)	-		-
Bank Loan Obligations(2)	-	162,321,354	(1)	765,066	(1)	163,086,420
Corporate Obligations	-	2,762,078		-		2,762,078
Short-Term Investments	18,373,225	-		-		18,373,225

Total Investments in Securities - Assets	$18,390,296	$165,555,892		$812,097		$184,758,285

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $15,347 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 29, 2024, one common stock was transferred from Level 1 to Level 3 with a fair value of $47,031. During the period ended February 29, 2024, there were no transfers from Level 2 to Level 3 and no transfers out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2023		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 02/29/2024		Unrealized Appreciation (Depreciation) at Period End*
Common Stocks	$0	(1)	$-	$-	$-	$-	$-	$47,031	$-	$47,031	(1)	$-
Bank Loan Obligations	750,875	(1)	95,038	47,314	109,950	24,054	(167,537)	-	-	765,066	(1)	(1,780,629)

	$750,875		$95,038	$47,314	$109,950	$24,054	$(167,537)	$47,031	$-	$812,097	(1)	$(1,780,629)

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

*

Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statements of Operations.

(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 29, 2024, one common stock has been fair valued at $47,031 by the Valuation Committee. The remaining bank loan obligations valued at $765,066 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 0.66%

Financials - 0.66%

Mortgage Real Estate Investment Trusts (REITs) - 0.66%
AGNC Investment Corp., REIT	346,000	$3,307,760
Annaly Capital Management, Inc.	338,932	6,470,212

		9,777,972

Total Financials		9,777,972

Total Common Stocks (Cost $10,340,149)		9,777,972

PREFERRED STOCKS - 2.86%

Energy - 0.74%

Oil, Gas & Consumable Fuels - 0.74%
Energy Transfer LP, Series I, 9.25%A	997,397	10,902,546

Financials - 2.12%

Mortgage Real Estate Investment Trusts (REITs) - 2.12%
AGNC Investment Corp., Series C, 10.680%, (3 mo. USD Term SOFR + 5.373%)A B	230,515	5,921,931
AGNC Investment Corp., Series E, 6.500%, (3 mo. USD LIBOR + 4.993%)A B	256,822	6,243,343
Annaly Capital Management, Inc., Series F, 10.585%, (3 mo. USD Term SOFR + 5.245%)A B	369,632	9,277,763
Annaly Capital Management, Inc., Series G, 9.764%, (3 mo. USD Term SOFR + 4.433%)A B	387,379	9,715,465

Total Mortgage Real Estate Investment Trusts (REITs)		31,158,502

Total Financials		31,158,502

Total Preferred Stocks (Cost $39,703,209)		42,061,048

	Principal Amount*

BANK LOAN OBLIGATIONSC - 0.24% (Cost $3,747,782)

Consumer, Non-Cyclical - 0.24%

Food - 0.24%
Nova Austral SA, Due 11/1/2030, Term Loan BD E F J	$7,697,080	3,598,629

CORPORATE OBLIGATIONS - 62.99%
Communications - 4.00%
Media - 2.79%
Townsquare Media, Inc., 6.875%, Due 2/1/2026G	23,692,000	22,841,146
Univision Communications, Inc., 7.375%, Due 6/30/2030G	18,839,000	18,194,976

		41,036,122

Telecommunications - 1.21%
Ciena Corp., 4.000%, Due 1/31/2030G	19,862,000	17,776,490

Total Communications		58,812,612

Consumer, Cyclical - 13.14%
Entertainment - 5.60%
Caesars Entertainment, Inc., 4.625%, Due 10/15/2029G	22,532,000	20,571,664
Churchill Downs, Inc., 6.750%, Due 5/1/2031G	18,752,000	18,760,232
Cinemark USA, Inc., 5.250%, Due 7/15/2028G	23,379,000	21,859,365
SeaWorld Parks & Entertainment, Inc., 5.250%, Due 8/15/2029G	22,726,000	21,192,109

		82,383,370

Lodging - 3.44%
Boyd Gaming Corp., 4.750%, Due 6/15/2031G	22,808,000	20,718,548
Marriott Ownership Resorts, Inc., 4.750%, Due 1/15/2028	10,414,000	9,676,600

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount*	Fair Value

CORPORATE OBLIGATIONS - 62.99% (continued)

Consumer, Cyclical - 13.14% (continued)

Lodging - 3.44% (continued)
Station Casinos LLC, 4.500%, Due 2/15/2028G	$4,613,000	$4,299,899
4.625%, Due 12/1/2031G	17,915,000	15,927,868

		50,622,915

Retail - 4.10%
FirstCash, Inc., 6.875%, Due 3/1/2032G	14,455,000	14,314,946
QVC, Inc., 4.750%, Due 2/15/2027	5,515,000	4,971,358
4.375%, Due 9/1/2028	23,111,000	18,957,835
Victoria’s Secret & Co., 4.625%, Due 7/15/2029G	26,208,000	22,062,204

		60,306,343

Total Consumer, Cyclical		193,312,628

Consumer, Non-Cyclical - 22.33%

Agriculture - 3.24%
Turning Point Brands, Inc., 5.625%, Due 2/15/2026G	22,198,000	21,754,040
Vector Group Ltd., 10.500%, Due 11/1/2026G	25,820,000	25,981,375

		47,735,415

Commercial Services - 5.06%
AMN Healthcare, Inc., 4.625%, Due 10/1/2027G	15,361,000	14,453,933
Carriage Services, Inc., 4.250%, Due 5/15/2029G	28,153,000	24,483,268
CPI CG, Inc., 8.625%, Due 3/15/2026G	22,713,000	22,289,175
Gartner, Inc., 3.750%, Due 10/1/2030G	13,330,000	11,798,389
GEO Group, Inc., 10.500%, Due 6/30/2028	1,345,000	1,370,568

		74,395,333

Food - 2.63%
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, Due 3/1/2029G	22,755,000	19,943,199
TreeHouse Foods, Inc., 4.000%, Due 9/1/2028	21,270,000	18,770,775

		38,713,974

Health Care - Products - 2.12%
Avantor Funding, Inc., 4.625%, Due 7/15/2028G	13,480,000	12,723,776
3.875%, Due 11/1/2029G	4,200,000	3,767,723
Neogen Food Safety Corp., 8.625%, Due 7/20/2030G	3,345,000	3,546,047
Teleflex, Inc., 4.250%, Due 6/1/2028G	11,917,000	11,125,501

		31,163,047

Health Care - Services - 7.53%
Acadia Healthcare Co., Inc., 5.500%, Due 7/1/2028G	17,778,000	17,185,683
Charles River Laboratories International, Inc., 4.000%, Due 3/15/2031G	21,545,000	19,002,905
Encompass Health Corp., 4.750%, Due 2/1/2030	16,965,000	15,738,142
Pediatrix Medical Group, Inc., 5.375%, Due 2/15/2030G	25,455,000	22,878,318
Select Medical Corp., 6.250%, Due 8/15/2026G	20,077,000	20,026,273
Tenet Healthcare Corp., 6.750%, Due 5/15/2031G	15,840,000	15,978,600

		110,809,921

Pharmaceuticals - 1.75%
Option Care Health, Inc., 4.375%, Due 10/31/2029G	14,745,000	13,465,134

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 62.99% (continued)

Consumer, Non-Cyclical - 22.33% (continued)

Pharmaceuticals - 1.75% (continued)
Prestige Brands, Inc., 3.750%, Due 4/1/2031G		$14,130,000	$12,222,450

			25,687,584

Total Consumer, Non-Cyclical			328,505,274

Energy - 5.91%

Oil & Gas - 5.91%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026G		26,019,000	25,489,938
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, Due 1/15/2027G		17,854,000	17,675,460
Talos Production, Inc., 9.375%, Due 2/1/2031G		4,310,000	4,460,850
Tidewater, Inc., 10.375%, Due 7/3/2028G H		14,900,000	15,756,750
Transocean, Inc., 8.000%, Due 2/1/2027G		20,570,000	20,080,023
6.800%, Due 3/15/2038		4,500,000	3,529,733

			86,992,754

Total Energy			86,992,754

Financial - 6.18%

Diversified Financial Services - 2.16%
Encore Capital Group, Inc., 4.250%, Due 6/1/2028G	GBP	23,390,000	24,656,483
PRA Group, Inc., 5.000%, Due 10/1/2029G		8,561,000	7,168,981

			31,825,464

Real Estate - 4.02%
Cushman & Wakefield U.S. Borrower LLC, 6.750%, Due 5/15/2028G		9,441,000	9,300,046
8.875%, Due 9/1/2031G		9,795,001	10,202,866
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030G		11,280,000	11,702,359
Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, Due 1/15/2029G		9,500,000	7,077,500
5.250%, Due 4/15/2030G		29,810,000	20,896,030

			59,178,801

Total Financial			91,004,265

Industrial - 6.06%

Aerospace/Defense - 1.46%
AAR Escrow Issuer LLC, 6.750%, Due 3/15/2029G		19,935,000	20,123,226
Triumph Group, Inc., 9.000%, Due 3/15/2028G		1,330,000	1,394,838

			21,518,064

Electronics - 1.64%
TTM Technologies, Inc., 4.000%, Due 3/1/2029G		27,001,000	24,138,656

Environmental Control - 1.32%
Stericycle, Inc., 3.875%, Due 1/15/2029G		21,531,000	19,376,055

Machinery - Construction & Mining - 1.14%
BWX Technologies, Inc., 4.125%, Due 4/15/2029G		17,992,000	16,696,756

Transportation - 0.50%
Altera Shuttle Tankers LLC, 9.000%, Due 3/13/2028		7,400,000	7,405,372

Total Industrial			89,134,903

Technology - 5.37%

Computers - 3.05%
Booz Allen Hamilton, Inc., 3.875%, Due 9/1/2028G		5,971,000	5,541,746
5.950%, Due 8/4/2033		11,500,000	11,805,379
KBR, Inc., 4.750%, Due 9/30/2028G		15,246,000	13,987,774
Science Applications International Corp., 4.875%, Due 4/1/2028G		14,323,000	13,562,944

			44,897,843

Semiconductors - 1.17%
Entegris, Inc., 5.950%, Due 6/15/2030G		17,545,000	17,211,092

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount*		Fair Value

CORPORATE OBLIGATIONS - 62.99% (continued)

Technology - 5.37% (continued)

Software - 1.15%
Black Knight InfoServ LLC, 3.625%, Due 9/1/2028G		$18,015,000	$16,934,100

Total Technology			79,043,035

Total Corporate Obligations (Cost $939,712,107)			926,805,471

CONVERTIBLE OBLIGATIONS - 1.58%

Consumer, Non-Cyclical - 0.25%

Agriculture - 0.25%
Turning Point Brands, Inc., 2.500%, Due 07/15/2024		3,725,000	3,669,123

Financial - 1.33%

Diversified Financial Services - 1.33%
EZCORP, Inc., 2.375%, Due 5/1/2025		3,584,000	3,473,371
3.750%, Due 12/15/2029G		1,544,000	1,777,916
Upstart Holdings, Inc., 0.250%, Due 08/15/2026		19,255,000	14,250,421

			19,501,708

Total Financial			19,501,708

Total Convertible Obligations (Cost $22,531,489)			23,170,831

FOREIGN CONVERTIBLE OBLIGATIONS - 1.88%

Consumer, Non-Cyclical - 0.90%

Biotechnology - 0.90%
Pharming Group NV, 3.000%, Due 01/21/2025H	EUR	12,500,000	13,210,617

Financial - 0.98%

Real Estate - 0.98%

TAG Immobilien AG, 0.625%, Due 08/27/2026H	EUR	15,200,000	14,415,703

Total Foreign Convertible Obligations (Cost $26,008,163)			27,626,320

FOREIGN CORPORATE OBLIGATIONS - 26.65%

Consumer, Cyclical - 0.61%

Leisure Time - 0.61%
Dometic Group AB, 2.000%, Due 9/29/2028H	EUR	9,540,000	9,047,751

Consumer, Non-Cyclical - 2.78%

Food - 1.92%
Minerva Luxembourg SA, 8.875%, Due 9/13/2033G		16,790,000	17,652,586
Nova Austral SA, Due 11/11/2026D E I		1,594,914	—
Due 11/26/2026E I		919,619	—
1.000%, Due 11/26/2026D E J		919,619	—
12.000%, Due 11/26/2026D E		1,329,095	—
Due 1/1/2099D E I		146,458	1,465
12.000%, Due 11/26/2026, Cash (2.000%) or PIK (in-kind rate 10.000%)J		15,326,995	306,540
12.000%, Due 11/26/2026, PIK (in-kind rate 12.000%)D E G H J		26,581,914	10,245,403

			28,205,994

Pharmaceuticals - 0.86%
180 Medical, Inc., 3.875%, Due 10/15/2029G		14,200,000	12,709,000

Total Consumer, Non-Cyclical			40,914,994

Energy - 12.46%

Oil & Gas - 12.46%
Archer Norge AS, 15.353%, Due 7/6/2027, (Secured Overnight Financing Rate+ 5.000%)B		12,334,352	12,766,054
Borr IHC Ltd./Borr Finance LLC, 10.375%, Due 11/15/2030G		18,955,000	19,613,345
Floatel International Ltd., 11.250%, Due 3/23/2026G H		3,250,000	3,445,000
6.000%, Due 9/24/2026		6,509,999	5,858,999
Greenfire Resources Ltd., 12.000%, Due 10/1/2028G		21,665,000	22,700,587
Odfjell Rig III Ltd., 9.250%, Due 5/31/2028		18,499,999	19,332,499
OKEA ASA, 9.125%, Due 9/14/2026		6,865,000	7,002,300

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Principal Amount*		Fair Value

FOREIGN CORPORATE OBLIGATIONS - 26.65% (continued)

Energy - 12.46% (continued)

Oil & Gas - 12.46% (continued)
Paratus Energy Services Ltd., 9.000%, Due 7/15/2026G		$15,940,000	$15,688,740
Seadrill Finance Ltd., 8.375%, Due 8/1/2030G		15,080,000	15,488,996
Secure Energy Services, Inc., 7.250%, Due 12/30/2026G	CAD	19,508,000	14,896,385
Strathcona Resources Ltd., 6.875%, Due 8/1/2026G		32,925,000	32,772,228
Vermilion Energy, Inc., 6.875%, Due 5/1/2030G	CAD	14,225,000	13,709,344

			183,274,477

Total Energy			183,274,477

Financial - 5.22%

Financial Services - 1.26%
Kane Bidco Ltd., 6.500%, Due 2/15/2027G	GBP	15,064,000	18,496,163

Real Estate - 3.96%
Fastighets AB Balder, 1.125%, Due 1/29/2027H	EUR	13,735,000	13,129,110
1.250%, Due 1/28/2028H	EUR	6,240,000	5,715,565
Heimstaden AB, 4.250%, Due 3/9/2026H	EUR	5,500,000	3,294,060
4.375%, Due 3/6/2027H	EUR	5,400,000	3,005,703
Heimstaden Bostad AB, 2.625%, Due 2/1/2027, (5 yr. EUR Swap + 3.149%)B H K	EUR	8,620,000	4,937,741
3.000%, Due 10/29/2027, (5 yr. EUR Swap + 3.268%)B H K	EUR	2,475,000	1,417,739
Heimstaden Bostad Treasury BV, 0.625%, Due 7/24/2025H	EUR	3,500,000	3,489,873
Samhallsbyggnadsbolaget i Norden AB, 2.250%, Due 8/12/2027H	EUR	32,090,000	23,280,867

			58,270,658

Total Financial			76,766,821

Industrial - 5.58%

Machinery - Diversified - 0.90%
ATS Corp., 4.125%, Due 12/15/2028G		14,545,000	13,274,494

Transportation - 4.68%
Euronav Luxembourg SA, 6.250%, Due 9/14/2026		26,450,000	25,524,250
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 10.750%, Due 7/1/2025G		32,334,000	32,350,167
TORM PLC, 8.250%, Due 1/25/2029		10,700,000	10,914,000

			68,788,417

Total Industrial			82,062,911

Total Foreign Corporate Obligations (Cost $417,194,522)			392,066,954

	Shares

FOREIGN COMMON STOCKS - 0.77%

Energy - 0.77%

Oil, Gas & Consumable Fuels - 0.77%
KNOT Offshore Partners LP		442,642	2,434,531
Scorpio Tankers, Inc.		132,209	8,875,190

			11,309,721

Total Energy			11,309,721

Total Foreign Common Stocks (Cost $7,380,844)			11,309,721

SHORT-TERM INVESTMENTS - 2.79% (Cost $41,003,401)

Investment Companies - 2.79%
American Beacon U.S. Government Money Market Select Fund, 5.22%L M		41,003,401	41,003,401

TOTAL INVESTMENTS - 100.42% (Cost $1,507,621,666)			1,477,420,347
LIABILITIES, NET OF OTHER ASSETS - (0.42%)			(6,126,114)

TOTAL NET ASSETS - 100.00%			$1,471,294,233

Percentages are stated as a percent of net assets. *In U.S. Dollars unless otherwise noted.

A A type of Preferred Stock that has no maturity date.

B Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on February 29, 2024.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

C Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

D Value was determined using significant unobservable inputs.

E Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $13,845,497 or 0.94% of net assets.

F Zero coupon bank loan.

G Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,079,400,063 or 73.36% of net assets. The Fund has no right to demand registration of these securities.

H Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

I Zero coupon bond.

J Default Security. At period end, the amount of securities in default was $14,150,572 or 0.96% of net assets.

K Perpetual maturity. The date shown, if any, is the next call date.

L 7-day yield.

M The Fund is affiliated by having the same investment advisor.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

Short Futures Contracts Open on February 29, 2024:

Currency Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME British Pound Currency Futures	552	March 2024	$(43,324,130)	$(43,518,300)	$(194,170)
CME Canadian Dollar Currency Futures	203	March 2024	(14,973,769)	(14,955,010)	18,759
CME Euro Foreign Exchange Currency Futures	317	March 2024	(42,975,787)	(42,830,663)	145,124

			$(101,273,686)	$(101,303,973)	$(30,287)

Forward Foreign Currency Contracts Open on February 29, 2024:
Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	55,895,000	EUR	57,239,026	12/7/2027	GST	$—	$(1,344,026)	$(1,344,026)

						$—	$(1,344,026)	$(1,344,026)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:
GST	Goldman Sachs International

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	United States Dollar

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 29, 2024, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$9,777,972	$—	$—		$9,777,972
Preferred Stocks	31,158,502	10,902,546	—		42,061,048
Bank Loan Obligations	—	—	3,598,629		3,598,629
Corporate Obligations	—	926,805,471	—		926,805,471
Convertible Obligations	—	23,170,831	—		23,170,831
Foreign Convertible Obligations	—	27,626,320	—		27,626,320
Foreign Corporate Obligations	—	381,820,086	10,246,868	(1)	392,066,954
Foreign Common Stocks	11,309,721	—	—		11,309,721
Short-Term Investments	41,003,401	—	—		41,003,401

Total Investments in Securities - Assets	$93,249,596	$1,370,325,254	$13,845,497		$1,477,420,347

Financial Derivative Instruments - Assets
Futures Contracts	$163,883	$—	$—		$163,883

Total Financial Derivative Instruments - Assets	$163,883	$—	$—		$163,883

Financial Derivative Instruments - Liabilities
Futures Contracts	$(194,170)	$—	$—		$(194,170)
Forward Foreign Currency Contracts	—	(1,344,026)	—		(1,344,026)

Total Financial Derivative Instruments - Liabilities	$(194,170)	$(1,344,026)	$—		$(1,538,196)

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 29, 2024, one Foreign Corporate Obligation was transferred Level 1 to Level 3 with a fair value of $10,245,403. During the period ended February 29, 2024, there were no transfers from Level 2 to Level 3 and no transfers out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2023		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 02/29/2024		Unrealized Appreciation (Depreciation) at Period End*
Bank Loan Obligations	$-		$3,598,629	$-	$149,152	$-	$(149,152)	$-	$-	$3,598,629		$(149,152)
Foreign Corporate Obligations	1,465	(1)	-	-	-	-	-	10,245,403	-	10,246,868	(1)	(17,453,077)

	$1,465	(1)	$3,598,629	$-	$149,152	$-	$(149,152)	$10,245,403	$-	$13,845,497	(1)	$(17,602,229)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended February 29, 2024, one bank loan obligation valued at $3,598,629 has been classified as Level 3 due to the use of significant unobservable inputs. Three foreign corporate obligations have been fair valued at $0 by the Valuation Committee and two foreign corporate obligations valued at $10,246,868 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Assets:
Investments in unaffiliated securities, at fair value†	$166,385,060	$1,436,416,946
Investments in affiliated securities, at fair value‡	18,373,225	41,003,401
Cash	–	47,492
Cash collateral held at custodian for the benefit of the broker	–	1,450,000
Dividends and interest receivable	2,541,835	22,193,968
Deposits with broker for futures contracts	–	2,470,357
Receivable for investments sold	17,222,583	5,182,913
Receivable for fund shares sold	177,687	2,582,640
Receivable for tax reclaims	–	50,606
Receivable for expense reimbursement (Note 2)	16,314	263,407
Prepaid expenses	54,919	105,008

Total assets	204,771,623	1,511,766,738

Liabilities:
Payable for investments purchased	23,074,929	33,472,483
Payable for fund shares redeemed	680,003	3,140,440
Dividends payable	49,941	1,246,672
Unfunded loan commitments	15,347	–
Management and sub-advisory fees payable (Note 2)	95,129	807,076
Service fees payable (Note 2)	20,004	39,512
Transfer agent fees payable (Note 2)	11,080	93,308
Custody and fund accounting fees payable	74,544	116,368
Professional fees payable	75,979	40,809
Trustee fees payable (Note 2)	6,275	23,001
Payable for prospectus and shareholder reports	23,456	77,520
Unrealized depreciation from forward foreign currency contracts	–	1,344,026
Payable for variation margin from open futures contracts (Note 5)	–	24,884
Other liabilities	26,526	46,406

Total liabilities	24,153,213	40,472,505

Commitments and contingent liabilities (Note 2)

Net assets	$180,618,410	$1,471,294,233

Analysis of net assets:
Paid-in-capital	$459,856,799	$1,560,773,495
Total distributable earnings (deficits)A	(279,238,389)	(89,479,262)

Net assets	$180,618,410	$1,471,294,233

See accompanying notes

American Beacon FundsSM

Statements of Assets and Liabilities

February 29, 2024 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Shares outstanding at no par value (unlimited shares authorized):
R5 Class	3,045,766	41,603,046

Y Class	13,284,201	107,412,400

Investor Class	2,852,633	6,097,660

A Class	1,693,622	4,067,742

C Class	1,356,199	2,953,243

Net assets:
R5 Class	$24,744,550	$377,705,117

Y Class	$107,924,943	$974,785,873

Investor Class	$23,112,560	$55,113,013

A Class	$13,767,004	$36,764,000

C Class	$11,069,353	$26,926,230

Net asset value, offering and redemption price per share:
R5 Class	$8.12	$9.08

Y Class	$8.12	$9.08

Investor Class	$8.10	$9.04

A Class	$8.13	$9.04

A Class (offering price)	$8.34	$9.49

C Class	$8.16	$9.12

† Cost of investments in unaffiliated securities	$179,614,195	$1,466,618,265

‡ Cost of investments in affiliated securities	$18,373,225	$41,003,401

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

American Beacon FundsSM

Statements of Operations

For the period ended February 29, 2024 (Unaudited)

	FEAC Floating Rate Income Fund	SiM High Yield Opportunities Fund
Investment income:
Dividend income from unaffiliated securities	$–	$2,435,128
Dividend income from affiliated securities (Note 2)	380,796	473,944
Interest income	10,393,981	48,139,677
Other income	–	5,834

Total investment income	10,774,777	51,054,583

Expenses:
Management and sub-advisory fees (Note 2)	629,606	4,687,934
Transfer agent fees:
R5 Class (Note 2)	7,815	45,228
Y Class (Note 2)	55,499	430,757
Investor Class	1,104	1,906
A Class	427	1,376
C Class	423	710
SP ClassC	11	–
Custody and fund accounting fees	47,685	99,336
Professional fees	125,309	258,153
Registration fees and expenses	43,706	72,375
Service fees (Note 2):
Investor Class	43,095	87,093
A Class	5,060	17,127
C Class	4,427	9,231
Distribution fees (Note 2):
A Class	18,223	45,580
C Class	62,444	126,931
SP ClassC	40	–
Prospectus and shareholder report expenses	17,279	70,455
Trustee fees (Note 2)	9,903	59,836
Loan expense (Note 9)	68,726	14,622
Other expenses	25,178	53,654

Total expenses	1,165,960	6,082,304

Net fees waived and expenses (reimbursed) (Note 2)	(190,288)	(908,215)

Net expenses	975,672	5,174,089

Net investment income	9,799,105	45,880,494

Realized and unrealized gain (loss) from investments:
Net realized gain (loss) from:
Investments in unaffiliated securitiesA	(1,975,756)	(893,830)
Foreign currency transactions	–	(26,633)
Futures contracts	–	480,502
Change in net unrealized appreciation (depreciation) of:
Investments in unaffiliated securitiesB	1,360,704	56,837,621
Foreign currency transactions	–	(4,954)
Forward foreign currency contracts	–	279,295
Futures contracts	–	447,225

Net gain (loss) from investments	(615,052)	57,119,226

Net increase in net assets resulting from operations	$9,184,053	$102,999,720

† Foreign taxes	$–	$(92)

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.

B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

C Effective December 29, 2023 the SP Class shares were converted into A Class shares and the SP Class was terminated.

See accompanying notes

American Beacon FundsSM

Statements of Changes in Net Assets

	FEAC Floating Rate Income Fund		SiM High Yield Opportunities Fund
	Six Months Ended February 29, 2024	Year Ended August 31, 2023	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	(unaudited)		(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$9,799,105	$27,079,683	$45,880,494	$88,221,493
Net realized (loss) from investments in unaffiliated securities, foreign currency transactions, and futures contracts	(1,975,756)	(34,806,285)	(439,961)	(25,967,720)
Change in net unrealized appreciation of investments in unaffiliated securities, foreign currency transactions, forward foreign currency contracts, and futures contracts	1,360,704	17,605,408	57,559,187	16,743,792

Net increase in net assets resulting from operations	9,184,053	9,878,806	102,999,720	78,997,565

Distributions to shareholders:
Total retained earnings:
R5 Class	(1,771,923)	(5,910,911)	(13,018,481)	(20,895,471)
Y Class	(5,953,543)	(16,470,847)	(29,381,704)	(56,027,662)
Investor Class	(1,198,921)	(2,067,574)	(1,655,103)	(2,663,959)
A Class	(742,748)	(1,629,902)	(1,227,792)	(2,049,165)
C Class	(588,091)	(1,356,708)	(761,777)	(1,458,647)
SP ClassA	(1,734)	(4,434)	–	–
Tax return of capital:
R5 Class	–	–	–	(1,728,875)
Y Class	–	–	–	(3,631,938)
Investor Class	–	–	–	(208,042)
A Class	–	–	–	(165,337)
C Class	–	–	–	(101,102)

Net distributions to shareholders	(10,256,960)	(27,440,376)	(46,044,857)	(88,930,198)

Capital share transactions (Note 10):
Proceeds from sales of shares	34,625,735	26,184,446	400,528,248	638,057,760
Reinvestment of dividends and distributions	9,973,988	25,779,252	40,369,418	79,838,119
Cost of shares redeemed	(63,273,352)	(396,967,015)	(276,951,795)	(854,691,649)

Net increase (decrease) in net assets from capital share transactions	(18,673,629)	(345,003,317)	163,945,871	(136,795,770)

Net increase (decrease) in net assets	(19,746,536)	(362,564,887)	220,900,734	(146,728,403)

Net assets:
Beginning of period	200,364,946	562,929,833	1,250,393,499	1,397,121,902

End of period	$180,618,410	$200,364,946	$1,471,294,233	$1,250,393,499

A Effective December 29, 2023 the SP Class shares were converted into A Class shares and the SP Class was terminated.

See accompanying notes

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. As of February 29, 2024, the Trust consists of twenty-four active series, two of which are presented in this filing: American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund (collectively, the “Funds” and each individually a “Fund”). The remaining twenty-two active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Funds’ previous management and investment advisory agreements. The Board of Trustees (the “Board”) approved a new Management Agreement with the Manager and new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Funds, that was effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Funds, and a shareholder meeting was held for each Fund. Please see the section titled Results of Shareholder Meeting for more information.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Funds’ financial statements.

Class Disclosure

The Board approved the automatic conversion of the SP Class shares of the American Beacon FEAC FLoating Rate Income Fund into A Class shares and the terminatin of the SP Class shares, effective December 29, 2023, based on the recommendation of the Manager.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Each Fund has multiple classes of shares designed to meet the needs of different groups of investors; however, not all of the Funds offer all classes. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors—sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors—sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors—sold directly through intermediary channels.	$2,500

A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary, such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Funds. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For convertible securities, premiums attributable to the conversion feature are not amortized. Realized gains (losses) from securities sold are determined on the basis of specific lot identification. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

become doubtful based on consistently applied procedures. A debt obligation is removed for non-accrual when the issuer resumes interest payments or when collectability of interest is probable. Realized gains (losses) from securities sold are determined on the basis of specific lot identification.

Central Securities Depositories Regulation (“CSDR”)

Effective February 1, 2022, the CSDR introduced new measures for the authorization and supervision of European Union Central Security Depositories and sets out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.

Currency Translation

All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses, and purchases and sales of investments are translated into U.S. dollars at the rate of the exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses on the Funds’ Statements of Operations.

Distributions to Shareholders

The Funds distribute most or all of their net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Funds do not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully distribute capital gains, the Funds may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Funds have established brokerage commission recapture arrangements with certain brokers or dealers. If the Funds’ investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Funds. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Funds. This amount is reported with the net realized gain (loss) in the Funds’ Statements of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Funds are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Funds. Expenses directly charged or attributable to a Fund will be paid from the assets of a Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Funds on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Funds or nature of the services performed and relative applicability to the Funds.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide the Funds with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of each Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Funds, and the Manager have entered into Investment Advisory Agreements with the following Sub-Advisors pursuant to which each Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Funds’ average daily net assets according to the following schedules:

First Eagle Alternative Credit, LLC (“FEAC”)

First $2 billion	0.30%
Over $2 billion	0.25%

Strategic Income Management, LLC

First $250 million	0.45%
Next $250 million	0.40%
Next $500 million	0.35%
Over $1 billion	0.30%

The Management and Sub-Advisory Fees paid by the Funds for the period ended February 29, 2024 were as follows:

FEAC Floating Rate Income Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$348,568
Sub-Advisory Fees	0.30%	281,038

Total	0.65%	$629,606

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

SiM High Yield Opportunities Fund

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,289,983
Sub-Advisory Fees	0.37%	2,397,951

Total	0.72%	$4,687,934

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A, C and SP Classes of the Funds. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A and SP Classes and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into Service Plans that obligate the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Funds. As compensation for performing the duties required under the Service Plans, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Funds.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Funds and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. Certain services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Funds’ transfer agent. Accordingly, the Funds, pursuant to Board approval, have agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 29, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statements of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
FEAC Floating Rate Income	$58,975
SiM High Yield Opportunities	451,073

As of February 29, 2024, the Funds owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statements of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
FEAC Floating Rate Income	$7,476
SiM High Yield Opportunities	78,603

Investments in Affiliated Funds

The Funds may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Funds in connection with securities lending may also be invested in the USG Select Fund. The Funds listed below held the following shares with a February 29, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Affiliated Security	Type of Transaction	Fund	February 29, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 29, 2024 Fair Value
U.S. Government Money Market Select	Direct	FEAC Floating Rate Income	$18,373,225	$-	$-	$380,796	$18,373,225
U.S. Government Money Market Select	Direct	SiM High Yield Opportunities	41,003,401	-	-	473,944	41,003,401

The Funds and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 29, 2024, the Manager earned fees on the Funds’ direct investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund
FEAC Floating Rate Income	$7,314
SiM High Yield Opportunities	9,096

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for a fund. When a fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 29, 2024, the FEAC Floating Rate Income Fund borrowed on average $2,501,380 for 6 days at an average interest rate of 6.14% with interest charges of $2,525 and the SiM High Yield Opportunities Fund borrowed on average $62,429,495 for 1 day at an interest rate of 6.14% with interest charges of $10,502. These amounts are recorded as “Other expenses” in the Statements of Operations.

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Funds, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Funds’ expense cap. During the period ended February 29, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2023 – 12/31/2023	1/1/2024 – 2/29/2024**	Reimbursed Expenses	(Recouped) Expenses
FEAC Floating Rate Income	R5	0.82%	0.82%	$33,014	$(707	)*	2026–2027
FEAC Floating Rate Income	Y	0.88%	0.88%	108,824	(5,469	)*	2026–2027
FEAC Floating Rate Income	Investor	1.16%	1.16%	21,453	(956	)*	2026–2027
FEAC Floating Rate Income	A	1.09%	1.08%	14,925	(147	)*	2026–2027

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2023 – 12/31/2023	1/1/2024 – 2/29/2024**	Reimbursed Expenses	(Recouped) Expenses
FEAC Floating Rate Income	C	1.86%	1.86%	11,863	(451	)*	2026–2027
FEAC Floating Rate Income	SPA	1.08%	1.08%	209	(1	)*	2026–2027
SiM High Yield Opportunities	R5	0.74%	0.74%	177,072	-		2026–2027
SiM High Yield Opportunities	Y	0.75%	0.75%	686,041	-		2026–2027
SiM High Yield Opportunities	Investor	1.10%	1.10%	17,980	-		2026–2027
SiM High Yield Opportunities	A	1.07%	1.07%	16,978	-		2026–2027
SiM High Yield Opportunities	C	1.81%	1.81%	10,144	-		2026–2027

* These amounts represent Recouped Expenses from prior fiscal years and is reflected in Other expenses on the Statements of Operations.

** The contractual expense caps are effective through December 31, 2025.

A Effective December 31, 2023, this class was terminated.

Of the above amounts, $16,314 and $263,407 was disclosed as a Receivable for expense reimbursement on the Statements of Assets and Liabilities at February 29, 2024 for the FEAC Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively.

The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Funds for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Funds’ annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
FEAC Floating Rate Income	$6,323	$30,494	$-	2023-2024
FEAC Floating Rate Income	1,407	196,954	-	2024-2025
FEAC Floating Rate Income	1	516,110	-	2025-2026
SiM High Yield Opportunities	-	588,185	179,768	2023-2024
SiM High Yield Opportunities	-	1,494,245	-	2024-2025
SiM High Yield Opportunities	-	1,547,116	-	2025-2026

Sales Commissions

The Funds’ Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 29, 2024, RID collected $213 and $9,070 for FEAC Floating Rate Income Fund and SiM High Yield Opportunities Fund, respectively, from the sale of A Class Shares.

A CDSC of 0.50% will be deducted with respect to A Class Shares of the SiM High Yield Opportunities Fund on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. As to the A Class Shares of the FEAC Floating Rate Income Fund, certain purchases of $250,000 or more that are redeemed in whole and in part within 18 months of purchase are subject to a CDSC of 0.50%, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 29, 2024, CDSC fees of $2 were collected for the A Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the A Class Shares of FEAC Floating Rate Income Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Funds’ Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended February 29, 2024, CDSC fees of $586 were collected for the C Class Shares of SiM High Yield Opportunities Fund. There were no CDSC fees collected for the C Class Shares of FEAC Floating Rate Income Fund.

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at Audit and Compliance Committee and the Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3.  Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by the Manager and under the oversight of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

4.  Securities and Other Investments

Bank Loans and Senior Loans

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). The Funds may invest in senior loans, which are floating rate loans, sometimes referred to as adjustable rate loans that hold a senior position in the capital structure of U.S. and foreign corporations, partnerships or other business entities. Under normal circumstances, senior loans have priority of claim ahead of other obligations of a borrower in the event of liquidation. Bank loans and senior loans may be collateralized or uncollateralized. They pay interest at rates that float above, or are adjusted periodically based on, a benchmark that reflects current interest rates. The Funds may invest in such loans in the form of participations in loans and assignments of all or a portion of loans from third parties. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and, in any event, the Funds may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Convertible Securities

Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock. Holders of convertible securities have a claim on the assets of the issuer prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer. Because of the conversion feature, certain convertible securities may be considered equity equivalents.

Corporate Debt and Other Fixed-Income Securities

The Funds may hold debt, including government and corporate debt, and other fixed-income securities. The investment return of corporate debt securities reflects interest earning and changes in the market value of the security. Typically, the values of fixed-income securities change inversely with prevailing interest rates. Therefore, a fundamental risk of fixed-income securities is interest rate risk, which is the risk that their value will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa. How specific fixed-income securities may react to changes in interest rates will depend on specific characteristics of each security. Fixed-income securities are also subject to credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.

Delayed Funding Loans and Revolving Credit Facilities

The Funds may enter into delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specific term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

for floating or variable rates of interest. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). If a Fund’s sub-advisor does not reasonably believe that the Fund will have sufficient cash and cash equivalents to meet all of its obligations related to delayed funding loans and revolving credit facilities when such obligations come due, then the sub-advisor is required to segregate or “earmark” liquid assets in an amount sufficient to meet such obligations.

The Funds may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

The Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Floating and Variable Rate Securities

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating or variable rate security is generally based on an interest rate such as a money market index, LIBOR or a Treasury bill rate. Floating or variable rate obligations are less effective than fixed rate obligations at locking in a particular yield. Nevertheless, such obligations are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons.

As short-term interest rates decline, the coupons on floating rate securities typically should decrease. Alternatively, during periods of increasing interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating rate securities will not generally increase in value if interest rates decline.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in “Interest income” on the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included on the Statements of Assets and Liabilities and Statements of Operations.

Foreign Debt Securities

The Funds may each invest a significant portion of its assets in a particular geographic region or country, including emerging markets. The Funds may consider a country to be an emerging market country based on a number of factors including, but not limited to, if the country is classified as an emerging or developing economy by any supranational organization such as the World Bank, International Finance Corporation or the United Nations, or related entities, or if the country is considered an emerging market country for purposes of constructing emerging market indices. Sovereign debt securities are typically issued or guaranteed by national governments in order to finance the issuing country’s growth and/or budget. Investing in foreign sovereign debt securities will expose funds investing in such securities to the direct or indirect consequences of political, social or economic changes in the countries that issue the debt securities. Quasi-sovereign debt securities are debt securities either

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

explicitly guaranteed by a foreign government or their agencies or whose majority shareholder is a foreign government. Supranational organizations are entities designated or supported by a government or governmental group to promote economic development. Supranational organizations have no taxing authority and are dependent on their members for payments of interest and principal. Obligations of a supranational entity may be denominated in foreign currencies.

Foreign Securities

The Funds may invest in U.S. dollar-denominated and non-U.S. dollar denominated equity and debt securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit (“CDs”), bankers’ acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include corporations, banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities may be intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, different governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds’ rights as an investor.

High-Yield Bonds

High-yield, non-investment-grade bonds (also known as “junk bonds”) are low-quality, high-risk corporate bonds that generally offer a high level of current income. These bonds are considered speculative by rating organizations. For example, Moody’s, S&P Global Ratings (“S&P Global”) and Fitch, Inc. rate them below Baa and BBB, respectively. High-yield bonds are often issued as a result of corporate restructurings, such as leveraged buyouts, mergers, acquisitions, or other similar events. They may also be issued by smaller, less creditworthy companies or by highly leveraged firms, which are generally less able to make scheduled payments of interest and principal than more financially stable firms. Because of their low credit quality, high-yield bonds must pay higher interest to compensate investors for the substantial credit risk they assume.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in a Fund. The lower rating of certain high yielding corporate income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by rating agencies in their ratings of a fixed income security also may affect the value of these investments. However, allocating investments in a Fund among securities of different issuers should reduce the risks of owning any such securities separately. The prices of these high yielding securities tend to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, a Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for a Fund may have to be adjusted in the event of default. In the event of an issuer’s default, a Fund may write off prior income accruals for that issuer, resulting in a reduction in a Fund’s current dividend payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default. Additionally, an economic downturn or an increase in interest rates could have a negative effect on the high-yield securities market and on the market value of the high-yield securities held by a Fund, as well as on the ability of the issuers of such securities to repay principal and interest on their borrowings.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Illiquid and Restricted Securities

Generally, an illiquid asset is an asset that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to Rule 22e-4 under the Act or as otherwise permitted or required by SEC rules and interpretations. Historically, illiquid securities have included securities that have not been registered under the Securities Act, securities that are otherwise not readily marketable, and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. These securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Rule 144A, under the Securities Act, permits the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, a Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested inpurchasing these securities, investing in Rule 144A securities could increase the level of a Fund’s illiquidity. The Manager or sub-advisor, as applicable, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States and includes a provision for U.S. investors, such as a Fund, to purchase such unregistered securities if certain conditions are met. Securities sold in private placement offerings made in reliance on the “private placement” exemption from registration afforded by Section 4(a)(2) of the Securities Act and resold to qualified institutional buyers under Rule 144A under the Securities Act (“Section 4(a)(2) securities”) are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Fund, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(a)(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(a)(2) securities, thus providing liquidity. The Manager and the applicable sub-advisor will carefully monitor a Fund’s investments in Section 4(a)(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information.

Restricted securities outstanding during the period ended February 29, 2024 are disclosed in the Notes to the Schedules of Investments.

Other Investment Company Securities and Other Exchange-Traded Products

The Funds at times may invest in shares of other investment companies, including money market funds and ETFs. The Funds may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Funds become a shareholder of that investment company. As a result, the Funds’ shareholders indirectly will bear the Funds’ proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Funds’ shareholders directly bear in connection with the Funds’ own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Funds in their Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Funds can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Funds could invest in government money market funds rather than purchasing individual short-term investments. If the Funds invest in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Funds invest, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of a Fund.

5.  Financial Derivative Instruments

The Funds may utilize derivative instruments to gain market exposure on cash balances to hedge foreign currency exposure or reduce market exposure in anticipation of liquidity needs. When considering the Funds’ use of derivatives, it is important to note that the Funds do not use derivatives for the purpose of creating financial leverage.

Forward Foreign Currency Contracts

The Funds may have exposure to foreign currencies for investment or hedging purposes by purchasing or selling forward currency exchange contracts in non-U.S. currencies and by purchasing securities denominated in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar and affect a Fund’s investments in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Not all forward contracts require a counterparty to post collateral, which may expose a Fund to greater losses in the event of a default by a counterparty. Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of securities, or the cash value of the securities or the securities index, at an agreed upon future date. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Non-Deliverable Forward (“NDF”) currency contract is a forward contract where there is no physical settlement of the two currencies at maturity. Rather, on the contract settlement date, a net cash settlement will be made by one party to the other based on the difference between the contracted forward rate and the prevailing spot rate, on an agreed notional amount.

During the period ended February 29, 2024, the SiM High Yield Opportunities Fund entered into forward foreign currency contracts primarily for hedging.

The Funds’ forward foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of forward foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD at each quarter end.

Average Forward Foreign Currency Notional Amounts Outstanding Period Ended February 29, 2024
Fund	Purchased Contracts	Sold Contracts
SiM High Yield Opportunities	$-	$57,178,007

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for hedging exposure to foreign currencies. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities or that the counterparty will fail to perform its obligations.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. The Funds usually reflect this amount on the Schedules of Investments as a U.S. Treasury Bill held as collateral for futures contracts or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

During the period ended February 29, 2024, the SiM High Yield Opportunities Fund entered into futures contracts primarily for hedging.

The Funds’ average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 29, 2024
SiM High Yield Opportunities	987

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure(1):

SiM High Yield Opportunities Fund

Fair values of financial instruments on the Statements of Assets and Liabilities as of February 29, 2024:

Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$163,883	$–	$–	$–	$163,883

Liabilities:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Unrealized depreciation of forward foreign currency contracts	$–	$(1,344,026)	$–	$–	$-	$(1,344,026)
Payable for variation margin from open futures contracts(2)	–	(194,170)	–	–	–	(194,170)

The effect of financial derivative instruments on the Statements of Operations as of February 29, 2024:

Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$480,502	$–	$–	$–	$480,502

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Forward foreign currency contracts	$–	$279,295	$–	$–	$–	$279,295
Futures contracts	–	447,225	–	–	–	447,225

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Offsetting Assets and Liabilities

The Funds are parties to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Funds employ multiple money managers and counterparties and have elected not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 29, 2024.

SiM High Yield Opportunities Fund

Offsetting of Financial and Derivative Assets as of February 29, 2024:
	Assets	Liabilities
Forward Foreign Currency Contracts	$-	$1,344,026
Futures Contracts(1)	163,884	194,170

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$163,884	$1,538,196

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(163,884)	$(194,170)

Total derivative assets and liabilities subject to an MNA	$-	$1,344,026

Financial Assets, Derivatives, and Collateral Received/(Pledged) by Counterparty as of February 29, 2024:
	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Derivatives Available for Offset	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Counterparty			Non-Cash Collateral Pledged(2)	Cash Collateral Pledged(2)	Net Amount
Goldman Sachs International	$1,344,026	$-	$-	$(1,344,026)	$-

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2) The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

6.  Principal Risks

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Convertible Securities Risk

The conversion value of a convertible security, including a convertible preferred security, is the market value that would be received if the convertible were converted to its underlying common stock. The value of a convertible security typically increases or decreases with the price of the underlying common stock. When conversion value is substantially below investment value, the convertible’s price tends to be influenced more by its yield, so changes in the price of the underlying common stock may not have as much of an impact. Conversely, the convertible’s price tends to be influenced more by the price of the underlying common stock when conversion value is comparable to or exceeds investment value. In general, a convertible security is subject to the risks of stocks, and its price may be as volatile as that of the underlying stock when the underlying stock’s price is high relative to the conversion price. A convertible security also is subject to the risks of debt securities, and is particularly sensitive to changes in interest rates, when the underlying stock’s price is low relative to the conversion price. The investment value of a convertible is based on its yield and tends to decline as interest rates increase. The general market risks of debt securities that are common to convertible securities include, but are not limited to, interest rate risk and credit risk, and there is a risk that the credit standing of the issuer may have an effect on the convertible security’s investment value. Convertible securities generally have less potential for gain or loss than common stocks. Securities that are convertible other than at the option of the holder generally do not

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

limit the potential for loss to the same extent as securities that are convertible at the option of the holder. Many convertible securities have credit ratings that are below investment grade (commonly known as “junk bonds”) and are subject to the same risks as an investment in lower-rated debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. The credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertible securities are normally considered “junior” securities — that is, the company usually must pay interest on its non-convertible debt securities before it can make payments on its convertible securities. If the issuer stops paying interest or principal, convertible securities may become worthless and a Fund could lose its entire investment. In addition, to the extent a Fund invests in convertible securities issued by small-or mid-capitalization companies, it will be subject to the risks of investing in such companies. The stocks of small-and mid-capitalization companies may fluctuate more widely in price than the market as a whole and there may also be less trading in small-or mid-capitalization stocks.

Covenant-Lite Obligations Risk

Certain investments, such as loans in which a Fund may invest directly or have exposure to through its investments in structured securities, may be “covenant-lite.” Covenant-lite obligations contain fewer maintenance covenants than other obligations, or no maintenance covenants at all, and may not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached, which would allow the lender to restructure the loan or take other action intended to help mitigate losses. This may expose a Fund to greater credit risk associated with the borrower and reduce a Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, a Fund’s exposure to losses on such investments may be increased, especially during a downturn in the credit cycle, and a Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant-lite obligations than its holdings of loans or securities with financial maintenance covenants.

Credit Risk

The Funds are subject to the risk that the issuer or guarantor of an obligation, or the counterparty to a transaction, including a derivatives contract or a loan, may fail, or become less able, to make timely payments of interest or principal or otherwise honor its obligations or default completely. The strategies utilized by the sub-advisor require accurate and detailed credit analysis of issuers and there can be no assurance that its analysis will be accurate or complete. The Funds may be subject to substantial losses in the event of credit deterioration or bankruptcy of one or more issuers in its portfolio. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument and debt obligations which are rated by rating agencies may be subject to downgrade. The credit ratings of debt instruments and investments represent the rating agencies’ opinions regarding their credit quality and are not a guarantee of future credit performance of such securities. Rating agencies attempt to evaluate the safety of the timely payment of principal and interest (or dividends) and do not evaluate the risks of fluctuations in market value. The ratings assigned to securities by rating agencies do not purport to fully reflect the true risks of an investment. Further, in recent years many highly-rated structured securities have been subject to substantial losses as the economic assumptions on which their ratings were based proved to be materially inaccurate. A decline in the credit rating of an individual security held by a Fund may have an adverse impact on its price and may make it difficult for a Fund to sell it. Ratings represent a rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer’s ability to make timely payments on its obligations. Credit risk is typically greater for securities with ratings that are below investment grade (commonly referred to as “junk bonds”). Since a Fund can invest significantly in high yield investments that are considered speculative in nature, this risk maybe substantial. Changes in the actual or perceived creditworthiness of an issuer, or a downgrade or default affecting any of a Fund’s securities, could affect a Fund’s performance.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Currency Risk

The Funds may have exposure to foreign currencies by making direct investments in non-U.S. currencies or in securities denominated in non-U.S. currencies, or by purchasing or selling forward currency exchange contracts in non-U.S. currencies. Foreign currencies may decline in value relative to the U.S. dollar, or, in the case of hedging positions, the U.S. dollar may decline in value relative to the currency being hedged, and thereby affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency denominated securities may reduce the returns of the Funds. Currency futures, forwards, options or swaps may not always work as intended, and in specific cases, the Funds may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the Funds may choose to not hedge their currency risks.

Equity Investments Risk

Equity securities are subject to market risk. The Funds’ investments in equity securities may include common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, REITs, depositary receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Funds to additional risk. The value of a company’s common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders. Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values. Depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges are subject to certain of the risks associated with investing directly in foreign securities, including, but not limited to, currency exchange rate fluctuations, political and financial instability in the home country of a particular depositary receipt, less liquidity and more volatility, less government regulation and supervision and delays in transaction settlement.

Floating and Variable Rate Securities Risk

The coupons on certain fixed income securities in which the Funds may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating and variable rate security is generally based on an interest rate such as a money-market index, LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of floating and variable rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Floating and variable rate obligations are less effective than fixed rate obligations at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Futures Contracts Risk

There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or index. Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency, which may increase the volatility of a Fund. Futures contracts may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There can be no assurance that, at all times, a liquid market will exist for offsetting a futures contract that a Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. When a Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Treasury futures contracts expose a Fund to price fluctuations resulting from changes in interest rates and to potential losses if interest rates do not move as expected.

High-Yield Securities Risk

Exposure to high-yield securities (commonly referred to as ‘‘junk bonds’’) generally involves significantly greater risks of loss of your money than an investment in investment-grade securities. Compared with issuers of investment grade securities, issuers of high-yield securities are more likely to encounter financial difficulties and to be materially affected by these difficulties. High-yield debt securities may fluctuate more widely in price and yield and may fall in price when the economy is weak or expected to become weak. These securities also may be difficult to sell at the time and price the Fund desires. High-yield securities are considered to be speculative with respect to an issuer’s ability to pay interest and repay principal and carry a greater risk that issuers of lower-rated securities will default on the timely payment of principal or interest. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund may lose its entire investment. Below-investment-grade securities may experience greater price volatility and less liquidity than investment-grade securities.

Lower-rated securities are subject to certain risks that may not be present with investments in higher-grade securities. Investors should consider carefully their ability to assume the risks associated with lower-rated securities before investing in the Fund. The lower rating of certain high-yielding fixed-income securities reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions may impair the ability of the issuer to pay income and principal. Changes by credit rating agencies in their ratings of a fixed-income security also may affect the value of these investments. However, allocating investments among securities of different issuers could reduce the risks of owning any such securities separately. The prices of these high-yield securities tend to be less sensitive to interest rate changes than investment-grade investments, but more sensitive to adverse economic changes or individual corporate developments. During economic downturns or periods of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service principal and interest payment obligations, to meet projected business goals or to obtain additional financing, and the markets for their securities may be more volatile. If an issuer defaults, the Fund may incur additional expenses to seek recovery. Additionally, accruals of interest income for the Fund may have to be adjusted in the event of default. In the event of an issuer’s default, the Fund may write off prior income accruals for that issuer, resulting in a reduction in the Fund’s current distribution payment. Frequently, the higher yields of high-yielding securities may not reflect the value of the income stream that holders of such securities may expect, but rather the risk that such securities may lose a substantial portion of their value as a result of their issuer’s financial restructuring or default.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Interest Rate Risk

Generally, the value of investments with interest rate risk, such as fixed-income securities or derivatives, will move in the opposite direction to movements in interest rates. Factors including central bank monetary policy, rising inflation rates, and changes in general economic conditions may cause interest rates to rise, which could cause the value of the Funds’ investments to decline. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the Funds. Interest rate changes may have a more pronounced effect on the market value of fixed-rate instruments than on floating-rate instruments. The value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The prices of fixed-income securities or derivatives are also affected by their durations. Fixed-income securities or derivatives with longer durations generally have greater sensitivity to changes in interest rates. Rising interest rates may cause the value of the Funds’ investments with longer durations and terms to maturity to decline, which may adversely affect the value of the Funds. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond. An increase in interest rates can impact markets broadly as well. To the extent the Funds holds an investment with a negative interest rate to maturity, the Funds may generate a negative return on that investment.

LIBOR Risk

Certain of the instruments identified in a Fund’s principal investment strategies have coupon rates or may provide exposure to underlying investments with coupon rates, that are based on the ICE LIBOR (“LIBOR”), the Secured Overnight Financing Rate (“SOFR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). These Reference Rates are generally intended to represent the rate at which contributing banks may obtain short-term borrowings within certain financial markets.

Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones phased out on June 30, 2023. These events and any additional regulatory or market changes may have an adverse impact on a Fund or its investments, including increased volatility or illiquidity in markets for instruments that rely on LIBOR. SOFR has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a Reference Rate in the United States and U.S. law requires that contracts without a practicable LIBOR alternative default to SOFR plus a set spread beginning in mid-2023. Other countries have undertaken similar initiatives to identify replacement Reference Rates for LIBOR in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new Reference Rate, as well as risks associated with using a new Reference Rate with respect to new investments and transactions. The transition process, or the failure of an industry to transition, could lead to increased volatility and illiquidity in markets for instruments that relied on LIBOR to determine interest rates and a reduction in the values of some LIBOR-based investments, all of which would impact a Fund. At this time, it is not possible to completely identify or predict the effect of any transition, establishment of alternative Reference Rates or other reforms to Reference Rates that may be enacted in the UK or elsewhere. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Fund’s performance and/or NAV.

Liquidity Risk

The Funds are susceptible to the risk that certain investments held by the Funds may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Funds’ ability to limit losses. The Funds could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Funds. The

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Funds may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Funds. For example, liquidity risk may be magnified in rising interest rate environments in the event of higher-than-normal redemption rates. Unexpected redemptions may force the Funds to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Loan Interests Risk

In making investments in bank loans or senior loans, the Funds will depend primarily on the creditworthiness of the borrower for payment of principal and interest, and will also rely on the financial institution to make principal and interest payments to the Funds once it receives payment on the underlying loan or to pursue appropriate remedies against a borrower in the event that the borrower defaults which may be exposed to the credit risk of both the financial institution that made the loan and the underlying borrower. Unlike publicly traded common stocks, which trade on national exchanges, there is no central place or exchange for loans, including bank loans and senior loans, to trade. There is a risk that the value of any collateral securing a loan in which a Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event that the borrower defaults, a Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders with respect to a Fund’s ability to pay redemption proceeds within the allowable time periods. The secondary market for loans also may be subject to irregular trading activity and wide bid/ask spreads. The lack of an active trading market for certain loans may impair the ability of a Fund to sell its loan interests at a time when it may otherwise be desirable to do so or may require a Fund to sell them at prices that are less than what a Fund regards as their fair market value and may make it difficult to value such loans. Accordingly, loan interests may at times be illiquid. Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.

A Fund may acquire a loan interest by direct investment as a lender, by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee, or by participation in a loan interest that is held by another party. As an assignee, a Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. When a Fund’s loan interest is a participation, a Fund is subject to the risk that the party selling the participation interest will not remit a Fund’s pro rata share of loan payments to a Fund, and a Fund may have less control over the exercise of remedies against the borrower and/or the financial institution that made the loan than the party selling the participation interest.

Market Risk

The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including government money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Pay-In-Kind Securities Risk

Pay-in-kind securities are debt securities that do not make regular cash interest payments. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, their prices can be volatile when interest rates fluctuate. If an issuer of pay-in-kind securities defaults, the Fund may lose its entire investment. Federal income tax law requires a holder of pay-in-kind securities to include in gross income each taxable year the portion of the non-cash income on those securities (i.e., the additional securities issued as interest thereon) accrued during that year. In order to continue to qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code, and avoid federal excise tax, a Fund may be required to distribute a portion of such non-cash income and may be required to dispose of other portfolio securities in order to generate cash to meet these distribution requirements, potentially during periods of adverse market prices.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Prepayment and Extension Risk

When interest rates fall, borrowers will generally repay the loans that underlie certain debt securities, especially mortgage-related and other types of ABS, more quickly than expected, causing the issuer of the security to repay the principal prior to the security’s expected maturity date. A Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Securities subject to prepayment risk generally offer less potential for gains when prevailing interest rates fall. If a Fund buys those securities at a premium, accelerated prepayments on those securities could cause a Fund to lose a portion of its principal investment. The impact of prepayments on the price of a security may be difficult to predict and may increase the security’s price volatility. Variable and floating rate securities may be less sensitive to prepayment risk. Extension risk is the risk that a decrease in prepayments may, as a result of higher interest rates or other factors, result in the extension of a security’s effective maturity, heighten interest rate risk and increase the potential for a decline in its price

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in a Fund may be increased. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty.

In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems. Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Regulators in the U.S. have proposed and recently adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly-adopted regulations is not currently known. Additionally, it is not clear whether the proposed regulations will be adopted. However, due to the broad scope of the new and proposed regulations, certain changes could limit a Fund’s ability to pursue its investment strategies or make certain investments, or may make it more costly for a Fund to operate, which may impact performance.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Redemption Risk

A Fund may experience periods of high levels of redemptions that could cause a Fund to sell assets at inopportune times or at a loss or depressed value. The sale of assets to meet redemption requests may create net capital gains, which could cause a Fund to have to distribute substantial capital gains. Redemption risk is heightened during periods of declining or illiquid markets. During periods of heavy redemptions, a Fund may borrow funds through the interfund credit facility or from a bank line of credit, which may increase costs. A rise in interest rates or other market developments may cause investors to move out of fixed income securities on a large scale. Heavy redemptions could hurt a Fund’s performance.

Restricted Securities Risk

Securities not registered in the U.S. under the Securities Act of 1933, as amended (the “Securities Act”), or in non-U.S. markets pursuant to similar regulations, including “Section 4(a)(2)” securities and “Rule 144A” securities, are restricted as to their resale. Such securities may not be listed on an exchange and may have no active trading market. The prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. They may be more difficult to purchase or sell at an advantageous time or price because such securities may not be readily marketable in broad public markets, or may have to be held for a certain time period before they can be resold. A Fund may not be able to sell a restricted security when a sub-advisor considers it desirable to do so and/or may have to sell the security at a lower price than a Fund believes is its fair market value. A restricted security that was liquid at the time of purchase may subsequently become illiquid. In addition, transaction costs may be higher for restricted securities and a Fund may receive only limited information regarding the issuer of a restricted security. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delays in effecting the registration. If, during such a delay, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed at the time it decided to seek registration of the security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Advisor, after assessing their credit quality, may internally assign ratings to certain of those securities in categories of those similar to those of rating organizations. Investing in unrated securities involves the risk that the Sub-Advisor may not accurately evaluate the security’s comparative credit rating. Analysis of the creditworthiness of issuers of unrated securities may be more complex than for issuers of higher-quality debt obligations. To the extent that the Fund invests in unrated securities, the Fund’s success in achieving its investment objectives may depend more heavily on the Sub-Advisor’s credit analysis than if the Fund invested exclusively in rated securities. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price. Unrated securities may also be subject to greater liquidity risk and price volatility.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Valuation Risk

This is the risk that a Fund has valued a security at a price different from the price at which it can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid and for securities that trade in relatively thin markets and/or markets that experience extreme volatility. A Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents. If market conditions make it difficult to value certain investments, SEC rules an applicable accounting protocols may require a Fund may value these investments using more subjective methods, such as fair-value methodologies. Investors who purchase or redeem Fund shares on days when a Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if a Fund had not fair-valued the securities or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before a Fund determines its NAV.

Variable and Floating Rate Securities Risk

The coupons on certain fixed-income securities in which a Fund may invest are not fixed and may fluctuate based upon changes in market rates. The coupon on a floating rate security is generally based on an interest rate such as a money-market index, Secured Overnight Financing Rate (“SOFR”), LIBOR or a Treasury bill rate. Such securities are subject to interest rate risk and may fluctuate in value in response to interest rate changes if there is a delay between changes in market interest rates and the interest reset date for the obligation, or for other reasons. As short-term interest rates decline, the coupons on variable and floating rate securities typically decrease. Alternatively, during periods of rising interest rates, changes in the coupons of variable and floating rate securities may lag behind changes in market rates or may have limits on the maximum increases in the coupon rates. The value of variable and floating rate securities may decline if their coupons do not rise as much, or as quickly, as interest rates in general. Conversely, variable and floating rate securities will not generally increase in value if interest rates decline. Variable and floating rate securities are less effective at locking in a particular yield and are subject to credit risk. Certain types of floating rate instruments may also be subject to greater liquidity risk than other debt securities.

7. Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a RIC, by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statements of Operations.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. GAAP. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

As of February 29, 2024, the tax cost for each Fund and their respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FEAC Floating Rate Income	$198,312,949	$1,484,598	$(15,039,262)	$(13,554,664)
SiM High Yield Opportunities	1,509,798,017	40,585,574	(72,974,555)	(32,388,981)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2023, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
FEAC Floating Rate Income	$76,800,161	$187,267,846
SiM High Yield Opportunities	11,343,048	43,637,832

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales and maturities of investments, other than short-term obligations, for the period ended February 29, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
FEAC Floating Rate Income	$113,251,787	$115,980,325
SiM High Yield Opportunities	395,062,258	262,255,090

A summary of the Funds’ transactions in the USG Select Fund for the period ended February 29, 2024 were as follows:

Fund	Type of Transaction	August 31, 2023 Shares/Fair Value	Purchases	Sales	February 29, 2024 Shares/Fair Value
FEAC Floating Rate Income	Direct	$13,424,679	$90,230,894	$85,282,348	$18,373,225
SiM High Yield Opportunities	Direct	7,786,499	274,893,599	241,676,697	41,003,401

9. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Funds, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

On the Effective Date, the Funds, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statements of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 29, 2024, the Funds did not utilize these facilities.

10.  Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Funds:

	R5 Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,809,935	$14,780,084	1,212,636	$10,083,226
Reinvestment of dividends	195,653	1,598,046	547,795	4,502,512
Shares redeemed	(2,840,650)	(23,272,429)	(14,204,354)	(117,366,177)

Net (decrease) in shares outstanding	(835,062)	$(6,894,299)	(12,443,923)	$(102,780,439)

	Y Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,231,630	$10,067,835	1,494,739	$12,377,536
Reinvestment of dividends	718,345	5,864,172	1,976,779	16,258,113
Shares redeemed	(3,348,983)	(27,376,585)	(29,538,892)	(244,390,000)

Net (decrease) in shares outstanding	(1,399,008)	$(11,444,578)	(26,067,374)	$(215,754,351)

	Investor Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	1,092,383	$8,900,723	215,286	$1,769,917
Reinvestment of dividends	147,247	1,198,896	252,052	2,067,052
Shares redeemed	(774,974)	(6,321,504)	(2,364,931)	(19,598,921)

Net increase (decrease) in shares outstanding	464,656	$3,778,115	(1,897,593)	$(15,761,952)

	A Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	104,396	$854,626	205,955	$1,702,650
Reinvestment of dividends	90,447	738,752	197,191	1,622,003
Shares redeemed	(364,725)	(2,983,873)	(956,687)	(7,869,539)

Net (decrease) in shares outstanding	(169,882)	$(1,390,495)	(553,541)	$(4,544,886)

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

	C Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	2,735	$22,467	30,270	$250,117
Reinvestment of dividends	69,816	572,679	160,435	1,325,138
Shares redeemed	(397,976)	(3,268,787)	(933,952)	(7,738,147)

Net (decrease) in shares outstanding	(325,425)	$(2,673,641)	(743,247)	$(6,162,892)

	SP ClassA
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
FEAC Floating Rate Income Fund	Shares	Amount	Shares	Amount
Shares sold	—	$—	118	$1,000
Reinvestment of dividends	171	1,443	523	4,434
Shares redeemed	(5,938)	(50,174)	(500)	(4,231)

Net increase (decrease) in shares outstanding	(5,767)	$(48,731)	141	$1,203

	R5 Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	6,816,537	$60,585,649	14,038,161	$122,483,131
Reinvestment of dividends	973,447	8,587,782	1,801,018	15,640,188
Shares redeemed	(8,514,413)	(75,642,987)	(8,573,670)	(74,345,374)

Net increase (decrease) in shares outstanding	(724,429)	$(6,469,556)	7,265,509	$63,777,945

	Y Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	35,808,144	$317,139,747	54,757,086	$475,781,153
Reinvestment of dividends	3,216,634	28,437,429	6,696,685	58,077,260
Shares redeemed	(20,401,953)	(179,781,671)	(85,553,752)	(740,195,737)

Net increase (decrease) in shares outstanding	18,622,825	$165,795,505	(24,099,981)	$(206,337,324)

	Investor Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	1,322,003	$11,589,437	1,944,507	$16,760,609
Reinvestment of dividends	173,730	1,529,174	312,156	2,699,196
Shares redeemed	(843,555)	(7,361,905)	(1,771,786)	(15,355,082)

Net increase in shares outstanding	652,178	$5,756,706	484,877	$4,104,723

	A Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	814,266	$7,243,701	2,132,136	$18,474,523
Reinvestment of dividends	125,810	1,105,661	227,554	1,966,847
Shares redeemed	(1,105,395)	(9,790,105)	(1,635,827)	(14,138,761)

Net increase (decrease) in shares outstanding	(165,319)	$(1,440,743)	723,863	$6,302,609

American Beacon FundsSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

	C Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
SiM High Yield Opportunities Fund	Shares	Amount	Shares	Amount
Shares sold	447,084	$3,969,714	521,658	$4,558,344
Reinvestment of dividends	79,957	709,372	166,943	1,454,628
Shares redeemed	(495,724)	(4,375,127)	(1,222,374)	(10,656,695)

Net increase (decrease) in shares outstanding	31,317	$303,959	(533,773)	$(4,643,723)

A Effective December 31, 2023, this class was terminated.

11.  Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023B	2022	2021		2020	2019

Net asset value, beginning of period	$8.18		$8.50	$9.30	$8.82		$9.79	$10.28

Income (loss) from investment operations:
Net investment income	0.13		0.03	0.40	0.38		0.50	0.56
Net gains (losses) on investments (both realized and unrealized)	0.24		0.42	(0.75)	0.55		(0.92)	(0.44)

Total income (loss) from investment operations	0.37		0.45	(0.35)	0.93		(0.42)	0.12

Less distributions:
Dividends from net investment income	(0.43)		(0.77)	(0.45)	(0.45)		(0.55)	(0.61)

Net asset value, end of period	$8.12		$8.18	$8.50	$9.30		$8.82	$9.79

Total returnC	4.56	%D	5.68%	(3.88)%	10.68%		(4.08)%	1.77%

Ratios and supplemental data:
Net assets, end of period	$24,744,550		$31,744,191	$138,749,617	$179,069,561		$160,767,886	$343,916,230
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.02	%E	0.98%	0.88%	0.88%		0.90%	0.84%
Expenses, net of reimbursements and/or recoupments	0.82	%E	0.82%	0.82%	0.84	%F	0.90%	0.84%
Net investment income, before expense reimbursements and/or recoupments	9.76	%E	8.37%	4.71%	4.02%		6.29%	6.10%
Net investment income, net of reimbursements and/or recoupments	9.96	%E	8.53%	4.77%	4.06%		6.29%	6.10%
Portfolio turnover rate	61	%D	120%	82%	75%		56%	58%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023A	2022	2021		2020	2019

Net asset value, beginning of period	$8.18		$8.50	$9.30	$8.82		$9.80	$10.29

Income (loss) from investment operations:
Net investment income	0.34		0.36	0.44	0.38		0.46	0.54
Net gains (losses) on investments (both realized and unrealized)	0.02		0.08	(0.79)	0.54		(0.89)	(0.42)

Total income (loss) from investment operations	0.36		0.44	(0.35)	0.92		(0.43)	0.12

Less distributions:
Dividends from net investment income	(0.42)		(0.76)	(0.45)	(0.44)		(0.55)	(0.61)

Net asset value, end of period	$8.12		$8.18	$8.50	$9.30		$8.82	$9.80

Total returnB	4.52	%C	5.61%	(3.93)%	10.60%		(4.24)%	1.68%

Ratios and supplemental data:
Net assets, end of period	$107,924,943		$120,044,420	$346,503,063	$356,429,827		$323,133,710	$786,638,267
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.07	%D	1.07%	0.95%	0.95%		0.96%	0.90%
Expenses, net of reimbursements and/or recoupments	0.88	%D	0.88%	0.88%	0.91	%E	0.96%	0.90%
Net investment income, before expense reimbursements and/or recoupments	9.77	%D	8.51%	4.67%	3.95%		6.21%	5.99%
Net investment income, net of reimbursements and/or recoupments	9.96	%D	8.70%	4.74%	3.99%		6.21%	5.99%
Portfolio turnover rate	61	%C	120%	82%	75%		56%	58%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023A	2022	2021		2020	2019

Net asset value, beginning of period	$8.15		$8.48	$9.28	$8.80		$9.78	$10.26

Income (loss) from investment operations:
Net investment income	0.56		0.26	0.26	0.29		0.30	0.49
Net gains (losses) on investments (both realized and unrealized)	(0.20)		0.15	(0.64)	0.60		(0.76)	(0.40)

Total income (loss) from investment operations	0.36		0.41	(0.38)	0.89		(0.46)	0.09

Less distributions:
Dividends from net investment income	(0.41)		(0.74)	(0.42)	(0.41)		(0.52)	(0.57)

Net asset value, end of period	$8.10		$8.15	$8.48	$9.28		$8.80	$9.78

Total returnB	4.52	%C	5.17%	(4.22)%	10.31%		(4.53)%	1.38%

Ratios and supplemental data:
Net assets, end of period	$23,112,560		$19,472,632	$36,350,376	$52,900,976		$57,117,869	$214,702,538
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.34	%D	1.33%	1.21%	1.22%		1.24%	1.22%
Expenses, net of reimbursements and/or recoupments	1.16	%D	1.16%	1.16%	1.18	%E	1.24%	1.22%
Net investment income, before expense reimbursements and/or recoupments	9.40	%D	8.52%	4.38%	3.68%		5.99%	5.60%
Net investment income, net of reimbursements and/or recoupments	9.58	%D	8.69%	4.43%	3.72%		5.99%	5.60%
Portfolio turnover rate	61	%C	120%	82%	75%		56%	58%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A ClassG
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023A	2022	2021		2020	2019

Net asset value, beginning of period	$8.18		$8.51	$9.31	$8.83		$9.82	$10.28

Income (loss) from investment operations:
Net investment income	0.37		0.68	0.37	0.34		0.51	0.56
Net gains (losses) on investments (both realized and unrealized)	(0.01)		(0.27)	(0.74)	0.56		(0.97)	(0.44)

Total income (loss) from investment operations	0.36		0.41	(0.37)	0.90		(0.46)	0.12

Less distributions:
Dividends from net investment income	(0.41)		(0.74)	(0.43)	(0.42)		(0.53)	(0.58)

Net asset value, end of period	$8.13		$8.18	$8.51	$9.31		$8.83	$9.82

Total returnB	4.54	%C	5.25%	(4.14)%	10.36%		(4.53)%	1.53%

Ratios and supplemental data:
Net assets, end of period	$13,767,004		$15,243,310	$20,563,082	$29,551,551		$29,739,876	$45,602,098
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.29	%D	1.30%	1.16%	1.17%		1.17%	1.13%
Expenses, net of reimbursements and/or recoupments	1.09	%DF	1.09%	1.09%	1.12	%E	1.17%	1.13%
Net investment income, before expense reimbursements and/or recoupments	9.56	%D	8.69%	4.40%	3.73%		5.95%	5.80%
Net investment income, net of reimbursements and/or recoupments	9.76	%D	8.90%	4.47%	3.78%		5.95%	5.80%
Portfolio turnover rate	61	%C	120%	82%	75%		56%	58%

A

On December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2023.
G	Effective December 29, 2023, the SP Class shares were converted into A Class shares and the SP Class was terminated.

See accompanying notes

American Beacon FEAC Floating Rate Income FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023A	2022	2021		2020	2019

Net asset value, beginning of period	$8.21		$8.54	$9.35	$8.86		$9.85	$10.29

Income (loss) from investment operations:
Net investment income	0.32		0.62	0.33	0.27		0.45	0.51
Net gains (losses) on investments (both realized and unrealized)	0.01		(0.27)	(0.78)	0.57		(0.98)	(0.44)

Total income (loss) from investment operations	0.33		0.35	(0.45)	0.84		(0.53)	0.07

Less distributions:
Dividends from net investment income	(0.38)		(0.68)	(0.36)	(0.35)		(0.46)	(0.51)

Net asset value, end of period	$8.16		$8.21	$8.54	$9.35		$8.86	$9.85

Total returnB	4.14	%C	4.46%	(4.95)%	9.61%		(5.25)%	0.67%

Ratios and supplemental data:
Net assets, end of period	$11,069,353		$13,811,805	$20,714,400	$25,638,104		$31,330,022	$58,653,731
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	2.05	%D	2.04%	1.92%	1.94%		1.94%	1.90%
Expenses, net of reimbursements and/or recoupments	1.86	%D	1.86%	1.86%	1.89	%E	1.94%	1.90%
Net investment income, before expense reimbursements and/or recoupments	8.81	%D	7.87%	3.67%	2.96%		5.19%	5.07%
Net investment income, net of reimbursements and/or recoupments	9.00	%D	8.05%	3.73%	3.01%		5.19%	5.07%
Portfolio turnover rate	61	%C	120%	82%	75%		56%	58%

A

December 30, 2022 Sound Point Capital Management, LP was terminated and ceased managing assets of the Fund. On December 31, 2022, First Eagle Alternative Credit, LLC., began managing assets of the Fund.

B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023		2022		2021		2020	2019

Net asset value, beginning of period	$8.70		$8.74		$9.88		$9.06		$9.44	$9.52

Income (loss) from investment operations:
Net investment income	0.31		0.58		0.46		0.59		0.57	0.59
Net gains (losses) on investments (both realized and unrealized)	0.38		(0.05)		(1.11)		0.83		(0.37)	(0.07)

Total income (loss) from investment operations	0.69		0.53		(0.65)		1.42		0.20	0.52

Less distributions:
Dividends from net investment income	(0.31)		(0.53)		(0.47)		(0.59)		(0.58)	(0.60)
Tax return of capital	-		(0.04	)B	(0.02	)B	(0.01	)B	–	–

Total distributions	(0.31)		(0.57)		(0.49)		(0.60)		(0.58)	(0.60)

Net asset value, end of period	$9.08		$8.70		$8.74		$9.88		$9.06	$9.44

Total returnC	8.08	%D	6.42%		(6.82)%		16.08%		2.39%	5.65%

Ratios and supplemental data:
Net assets, end of period	$377,705,117		$368,453,469		$306,537,412		$472,951,383		$399,310,742	$396,916,950
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.84	%E	0.81%		0.81%		0.82%		0.86%	0.83%
Expenses, net of reimbursements and/or recoupments	0.74	%E	0.74%		0.74%		0.77	%F	0.85%	0.84%
Net investment income, before expense reimbursements and/or recoupments	6.95	%E	6.60%		4.89%		6.09%		6.33%	6.31%
Net investment income, net of reimbursements and/or recoupments	7.05	%E	6.67%		4.96%		6.14%		6.34%	6.30%
Portfolio turnover rate	20	%D	41%		77%		62%		57%	44%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B	Tax return of capital is calculated based on outstanding shares at the time of distribution.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023		2022		2021		2020	2019

Net asset value, beginning of period	$8.70		$8.74		$9.87		$9.05		$9.43	$9.51

Income (loss) from investment operations:
Net investment income	0.32		0.56		0.48		0.59		0.56	0.59
Net gains (losses) on investments (both realized and unrealized)	0.37		(0.02)		(1.12)		0.82		(0.37)	(0.08)

Total income (loss) from investment operations	0.69		0.54		(0.64)		1.41		0.19	0.51

Less distributions:
Dividends from net investment income	(0.31)		(0.54)		(0.47)		(0.58)		(0.57)	(0.59)
Tax return of capital	-		(0.04	)A	(0.02	)A	(0.01	)A	–	–

Total distributions	(0.31)		(0.58)		(0.49)		(0.59)		(0.57)	(0.59)

Net asset value, end of period	$9.08		$8.70		$8.74		$9.87		$9.05	$9.43

Total returnB	8.08	%C	6.42%		(6.72)%		16.06%		2.33%	5.58%

Ratios and supplemental data:
Net assets, end of period	$974,785,873		$772,529,510		$986,525,511		$833,189,237		$740,616,507	$661,486,121
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.92	%D	0.89%		0.88%		0.89%		0.90%	0.91%
Expenses, net of reimbursements and/or recoupments	0.75	%D	0.75%		0.75%		0.80	%E	0.90%	0.91%
Net investment income, before expense reimbursements and/or recoupments	6.89	%D	6.45%		4.91%		6.01%		6.29%	6.23%
Net investment income, net of reimbursements and/or recoupments	7.06	%D	6.59%		5.04%		6.10%		6.29%	6.23%
Portfolio turnover rate	20	%C	41%		77%		62%		57%	44%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.
E	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023		2022		2021		2020	2019

Net asset value, beginning of period	$8.67		$8.70		$9.84		$9.02		$9.41	$9.49

Income (loss) from investment operations:
Net investment income	0.33		0.58		0.40		0.64		0.32	0.54
Net gains (losses) on investments (both realized and unrealized)	0.33		(0.06)		(1.09)		0.74		(0.17)	(0.05)

Total income (loss) from investment operations	0.66		0.52		(0.69)		1.38		0.15	0.49

Less distributions:
Dividends from net investment income	(0.29)		(0.51)		(0.43)		(0.56)		(0.54)	(0.57)
Tax return of capital	-		(0.04	)A	(0.02	)A	(0.00	)AB	–	–

Total distributions	(0.29)		(0.55)		(0.45)		(0.56)		(0.54)	(0.57)

Net asset value, end of period	$9.04		$8.67		$8.70		$9.84		$9.02	$9.41

Total returnC	7.79	%D	6.17%		(7.20)%		15.73%		1.91%	5.32%

Ratios and supplemental data:
Net assets, end of period	$55,113,013		$47,196,990		$43,181,008		$53,412,551		$40,259,060	$78,700,798
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.17	%E	1.15%		1.16%		1.16%		1.18%	1.15%
Expenses, net of reimbursements and/or recoupments	1.10	%E	1.10%		1.10%		1.12	%F	1.18%	1.15%
Net investment income, before expense reimbursements and/or recoupments	6.63	%E	6.25%		4.56%		5.72%		5.91%	5.98%
Net investment income, net of reimbursements and/or recoupments	6.70	%E	6.30%		4.62%		5.76%		5.91%	5.98%
Portfolio turnover rate	20	%D	41%		77%		62%		57%	44%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023		2022		2021		2020	2019

Net asset value, beginning of period	$8.66		$8.70		$9.84		$9.02		$9.41	$9.53

Income (loss) from investment operations:
Net investment income	0.29		0.58		0.43		0.62		0.55	0.47
Net gains (losses) on investments (both realized and unrealized)	0.38		(0.07)		(1.11)		0.76		(0.39)	(0.02)

Total income (loss) from investment operations	0.67		0.51		(0.68)		1.38		0.16	0.45

Less distributions:
Dividends from net investment income	(0.29)		(0.51)		(0.44)		(0.56)		(0.55)	(0.57)
Tax return of capital	-		(0.04	)A	(0.02	)A	(0.00	)AB	–	–

Total distributions	(0.29)		(0.55)		(0.46)		(0.56)		(0.55)	(0.57)

Net asset value, end of period	$9.04		$8.66		$8.70		$9.84		$9.02	$9.41

Total returnC	7.92	%D	6.08%		(7.17)%		15.75%		1.94%	4.85%

Ratios and supplemental data:
Net assets, end of period	$36,764,000		$36,669,799		$30,539,986		$35,403,008		$23,945,109	$23,694,436
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.16	%E	1.13%		1.13%		1.14%		1.15%	1.17%
Expenses, net of reimbursements and/or recoupments	1.07	%E	1.07%		1.07%		1.09	%F	1.15%	1.17%
Net investment income, before expense reimbursements and/or recoupments	6.62	%E	6.28%		4.63%		5.73%		6.01%	5.94%
Net investment income, net of reimbursements and/or recoupments	6.71	%E	6.34%		4.69%		5.78%		6.01%	5.94%
Portfolio turnover rate	20	%D	41%		77%		62%		57%	44%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 29, 2024 (unaudited)		Year Ended August 31,
			2023		2022		2021		2020	2019

Net asset value, beginning of period	$8.74		$8.78		$9.92		$9.09		$9.48	$9.56

Income (loss) from investment operations:
Net investment income	0.26		0.46		0.34		0.48		0.46	0.49
Net gains (losses) on investments (both realized and unrealized)	0.38		(0.01)		(1.09)		0.85		(0.37)	(0.07)

Total income (loss) from investment operations	0.64		0.45		(0.75)		1.33		0.09	0.42

Less distributions:
Dividends from net investment income	(0.26)		(0.46)		(0.37)		(0.50)		(0.48)	(0.50)
Tax return of capital	-		(0.03	)A	(0.02	)A	(0.00	)AB	–	–

Total distributions	(0.26)		(0.49)		(0.39)		(0.50)		(0.48)	(0.50)

Net asset value, end of period	$9.12		$8.74		$8.78		$9.92		$9.09	$9.48

Total returnC	7.49	%D	5.29%		(7.77)%		14.94%		1.22%	4.54%

Ratios and supplemental data:
Net assets, end of period	$26,926,230		$25,543,731		$30,337,985		$42,191,091		$41,992,083	$55,699,475
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.89	%E	1.86%		1.86%		1.87%		1.89%	1.89%
Expenses, net of reimbursements and/or recoupments	1.81	%E	1.81%		1.81%		1.83	%F	1.89%	1.89%
Net investment income, before expense reimbursements and/or recoupments	5.90	%E	5.50%		3.85%		5.08%		5.26%	5.24%
Net investment income, net of reimbursements and/or recoupments	5.98	%E	5.55%		3.90%		5.12%		5.26%	5.24%
Portfolio turnover rate	20	%D	41%		77%		62%		57%	44%

A	Tax return of capital is calculated based on outstanding shares at the time of distribution.
B	Amount represents less than $0.01 per share.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.
F	Expense ratios may exceed stated expense caps in Note 2 due to the change in the contractual expense caps on December 31, 2020.

See accompanying notes

American Beacon FundsSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on October 27, 2023. A quorum was achieved and the shareholders of the American Beacon SiM High Yield Opportunities Fund, a portfolio in the Trust, approved a New Management Agreement between American Beacon Advisors, Inc. (“American Beacon”) and the Trust, with respect to the Fund. The shareholders of the American Beacon FEAC Floating Rate Income Fund (“the Fund”), a portfolio in the Trust, failed to approve a new management agreement between American Beacon and the Trust, with respect to the Fund. The meeting was adjourned to November 17, 2023. At the meeting on November 17, 2023, a quorum was achieved, and the shareholders of the Fund approved a new management agreement between American Beacon and the Trust, with respect to the Fund The new management agreement with respect to the Funds, became effective December 29, 2023 following the change in control of American Beacon. Approval of this proposal required a majority of the outstanding voting securities of each Fund.

The following are the results of the shareholder votes for this proposal:

Fund	For	Against	Abstain	Non-Voting
American Beacon FEAC Floating Rate Income Fund	10,885,016.02	237,713.66	1,361,874.20	12,420,010.14
American Beacon SiM High Yield Opportunities Fund	74,722,677.86	760,922.55	3,955,124.48	62,317,336.17

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com, approximately sixty days after the end of each quarter for the FEAC Floating Rate Income Fund and twenty days after the end of each month for the SiM High Yield Opportunities Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds, American Beacon FEAC Floating Rate Income Fund and American Beacon SiM High Yield Opportunities Fund are service marks of American Beacon Advisors, Inc.

SAR 02/24

American Beacon FUNDS

2024 SEMI-ANNUAL REPORT

February 29, 2024

THE LONDON COMPANY INCOME EQUITY FUND

TLC 0224

About American Beacon Advisors Inc.

Since 1986, American Beacon Advisors, Inc. has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, Inc., you can put the experience of a multi-billion dollar asset management firm to work for your company.

THE LONDON COMPANY INCOME EQUITY FUND

Investing in medium-capitalization stocks may involve greater volatility and lower liquidity than larger company stocks. Investing in foreign securities may involve heightened risk due to currency fluctuations and economic and political risks. Investing in dividend-paying stocks may result in less earnings growth or capital appreciation than investing in non-dividend paying stocks. Because the Fund may invest in fewer issuers than a more diversified portfolio, the fluctuating value of a single holding may have a greater effect on the value of the Fund. To the extent the Fund invests more heavily in particular sectors, its performance will be sensitive to factors affecting those sectors. Information Technology sector companies may face intense competition and rapid product obsolescence, have limited product lines, markets, financial resources or personnel, and lose patent, copyright and trademark protections. The use of futures contracts for cash management may subject the Fund to losing more money than invested. The Fund participates in a securities lending program.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	February 29, 2024

Additional Fund Information	Back Cover

President’s Message

Dear Shareholders,

In the words of Theodor Seuss Geisel, the beloved children’s author and cartoonist known as Dr. Seuss, “Only you can control your future.”

While we as individuals cannot control everything that’s happening in the world around us or within the global economy and markets, we can take steps to diversify our risk exposure as we seek to preserve and grow our personal savings. By making prudent adjustments to our investment portfolios with the help of trusted financial professionals, we may be better positioned to withstand the negative financial forces we’re likely to encounter in our lifetime – especially during periods like today’s geopolitical turmoil and economic uncertainty.

At American Beacon, we endeavor to provide a broad range of disciplined investment strategies to help you potentially collect the fruits of your labor over the fullness of time. We work diligently to cultivate relationships with the investment managers who serve as sub-advisors to our investment products. Since our firm’s inception as a pension fiduciary in 1986 and the launch of our first sub-advised, multi-manager mutual funds in 1987, we have continued expanding our innovative product offerings. And we are committed to applying a solutions-based, risk-managed approach in our pursuit of institutional wisdom while striving to generate earned alpha and enduring value.

Thank you for entrusting your financial future with American Beacon. For more information about our investment products or to access your account information, please visit our website at www.americanbeaconfunds.com.

Best Regards,

Jeffrey K. Ringdahl

President

American Beacon Funds

1

American Beacon The London Company Income Equity FundSM

Performance Overview

February 29, 2024 (Unaudited)

The Investor Class of the American Beacon The London Company Income Equity Fund (the “Fund”) returned 5.57% for the six months ended February 29, 2024. The Fund underperformed the Russell 1000® Value Index (the “Index”) return of 9.27% for the same period.

Total Returns for the Period ended February 29, 2024

	Ticker	6 months*	1 Year	3 Years	5 Years	10 Years
R5 Class (1,2,5)	ABCIX	5.70%	9.20%	6.49%	8.61%	9.08%
Y Class (1,2,5)	ABCYX	5.70%	9.14%	6.43%	8.54%	9.01%
Investor Class (1,2,5)	ABCVX	5.57%	8.90%	6.16%	8.27%	8.73%
A Class without sales charge (1,2,5)	ABCAX	5.56%	8.87%	6.16%	8.27%	8.71%
A Class with sales Charge (1,2,5)	ABCAX	(0.50)%	2.59%	4.09%	7.00%	8.07%
C Class without sales charge (1,2,5)	ABECX	5.16%	8.09%	5.39%	7.48%	8.06%
C Class with sales charge (1,2,5)	ABECX	4.16%	7.09%	5.39%	7.48%	8.06%
R6 Class (1,4,5)	ABCRX	5.88%	9.39%	6.59%	8.68%	9.11%

Russell 1000® Value Index (3)		9.27%	14.01%	8.41%	9.38%	8.74%

*	Not Annualized.

1.

Performance shown is historical and is not indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is calculated based on the published end of day net asset values as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800- 967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights. A Class shares have a maximum sales charge of 5.75%. The maximum contingent deferred sales charge for the C Class is 1.00% for shares redeemed within one year of the date of purchase.

2.

A portion of the fees charged to the R5 Class of the Fund was waived from 2012 through 2014, partially recovered in 2015 and fully recovered in 2016. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014. A portion of the fees charged to the Investor Class of the Fund was waived in 2012 and 2013 and fully recovered in 2014 and 2015. Performance prior to waiving fees was lower than actual returns shown in 2012 and 2013. A portion of the fees charged to the Y, A, and C Classes of the Fund was waived from 2012 through 2014 and fully recovered in 2015. Performance prior to waiving fees was lower than actual returns shown for 2012 through 2014.

3.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is a trademark of Frank Russell Company (“Russell”) and have been licensed for use by American Beacon Funds. The American Beacon The London Company Income Equity Fund is not in any way sponsored, endorsed, sold or promoted by Russell or the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the Index (upon which a fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with a Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to any fund or to its clients. The Index is calculated by Russell or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. One cannot directly invest in an index.

4.

Fund performance for the periods shown represents the returns achieved by the R5 Class from 2/28/14 up to 8/25/20, the inception date of the R6 Class, and the returns of the R6 Class since its inception. Expenses of the R6 Class are lower than those of the R5 Class. Therefore, total returns shown for periods prior to 8/25/20 may be lower than they would have been had the R6 Class been in existence since 2/28/14. A portion of the fees charged to the R6 Class of the Fund has been waived since Class inception on 8/25/20. Performance prior to waiving fees was lower than actual returns shown since 8/25/20.

5.

The Total Annual Fund Operating Expense ratios set forth in the most recent Fund prospectus for the R5, Y, Investor, A, C, and R6 Class shares were 0.76%, 0.82%, 1.08%, 1.07%, 1.81%, and 0.73%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

The Fund underperformed the Index due to security selection while sector allocation contributed to relative performance.

From a security selection standpoint, the Fund’s holdings in the Information Technology and Materials sectors detracted from relative performance. In the Information Technology sector, detractors included Apple, Inc. (down 3.8%) and Cisco Systems, Inc. (down 14.3%). In the Materials sector, Air Products & Chemicals, Inc. (down

2

American Beacon The London Company Income Equity FundSM

Performance Overview

February 29, 2024 (Unaudited)

19.6%) detracted from performance relative to the Index. The aforementioned negative relative performance was somewhat offset by positive security selection in the Health Care sector; contributors included Merck & Co., Inc. (up 18.6%).

From a sector allocation perspective, the Fund’s underweight allocations to the Energy sector (down 1.7%) and Health Care sector (up 4.4%) contributed to the Fund’s relative performance. Conversely, an overweight allocation to the Consumer Staples sector (up 0.9%) detracted from relative performance.

The sub-advisor’s investment process continues to focus on downside protection, current income, and capital appreciation.

Top Ten Holdings (% Net Assets)
Apple, Inc.		4.7
Berkshire Hathaway, Inc., Class B		4.7
Norfolk Southern Corp.		4.3
BlackRock, Inc.		4.2
Air Products & Chemicals, Inc.		4.1
Lowe’s Cos., Inc.		4.1
Merck & Co., Inc.		4.0
Texas Instruments, Inc.		4.0
Microsoft Corp.		3.9
Johnson & Johnson		3.7

Total Fund Holdings	30

Sector Allocation (% Equities)
Financials		22.3
Industrials		17.0
Information Technology		16.0
Consumer Staples		10.5
Health Care		8.1
Consumer Discretionary		7.7
Communication Services		6.5
Materials		4.3
Energy		3.1
Real Estate		2.4
Utilities		2.1

3

American Beacon FundsSM

Expense Examples

February 29, 2024 (Unaudited)

Fund Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees, if applicable, and (2) ongoing costs, including management fees, distribution (12b-1) fees, sub-transfer agent fees, and other Fund expenses. The Examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period in each Class and held for the entire period from September 1, 2023 through February 29, 2024.

Actual Expenses

The “Actual” lines of the tables provide information about actual account values and actual expenses. You may use the information on this page, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed 5% per year rate of return before expenses (not the Funds’ actual return). You may compare the ongoing costs of investing in the Funds with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Investor and R5 Classes that invest in the Funds through an IRA or Roth IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Funds, such as sales charges (loads) or redemption fees, as applicable. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” lines of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

4

American Beacon The London Company Income Equity FundSM

Expense Examples

February 29, 2024 (Unaudited)

American Beacon The London Company Income Equity Fund

	Beginning Account Value 9/1/2023	Ending Account Value 2/29/2024	Expenses Paid During Period 9/1/2023-2/29/2024*
R5 Class
Actual	$1,000.00	$1,057.00	$3.84
Hypothetical**	$1,000.00	$1,021.13	$3.77
Y Class
Actual	$1,000.00	$1,057.00	$4.14
Hypothetical**	$1,000.00	$1,020.84	$4.07
Investor Class
Actual	$1,000.00	$1,055.70	$5.32
Hypothetical**	$1,000.00	$1,019.69	$5.22
A Class
Actual	$1,000.00	$1,055.60	$5.42
Hypothetical**	$1,000.00	$1,019.59	$5.32
C Class
Actual	$1,000.00	$1,051.60	$9.18
Hypothetical**	$1,000.00	$1,015.91	$9.02
R6 Class
Actual	$1,000.00	$1,058.80	$3.63
Hypothetical**	$1,000.00	$1,021.33	$3.57

*

Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.75%, 0.81%, 1.04%, 1.06%, 1.80%, and 0.71% for the R5, Y, Investor, A, C, and R6 Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (182) by days in the year (366) to reflect the half-year period.

**	5% return before expenses.

5

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.38%

Communication Services - 3.83%

Diversified Telecommunication Services - 1.82%
Verizon Communications, Inc.	706,996	$28,293,980

Media - 2.01%
Comcast Corp., Class A	726,559	31,133,053

Total Communication Services		59,427,033

Consumer Discretionary - 7.34%

Hotels, Restaurants & Leisure - 3.23%
Starbucks Corp.	528,963	50,198,589

Specialty Retail - 4.11%
Lowe’s Cos., Inc.	265,150	63,813,650

Total Consumer Discretionary		114,012,239

Consumer Staples - 7.40%

Food Products - 1.85%
Nestle SA, ADR	276,339	28,730,966

Tobacco - 5.55%
Altria Group, Inc.	736,411	30,126,574
Philip Morris International, Inc.	622,061	55,960,607

		86,087,181

Total Consumer Staples		114,818,147

Energy - 2.93%

Oil, Gas & Consumable Fuels - 2.93%
Chevron Corp.	299,560	45,536,116

Financials - 21.26%

Capital Markets - 7.59%
BlackRock, Inc.	79,798	64,743,309
Charles Schwab Corp.	794,395	53,049,698

		117,793,007

Financial Services - 7.92%
Berkshire Hathaway, Inc., Class BA	178,948	73,261,311
Fidelity National Information Services, Inc.	719,381	49,773,972

		123,035,283

Insurance - 5.75%
Cincinnati Financial Corp.	283,587	32,328,918
Progressive Corp.	300,757	57,011,497

		89,340,415

Total Financials		330,168,705

Health Care - 7.72%

Pharmaceuticals - 7.72%
Johnson & Johnson	355,715	57,405,287
Merck & Co., Inc.	491,668	62,515,586

		119,920,873

Total Health Care		119,920,873

See accompanying notes

6

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 90.38% (continued)

Industrials - 16.24%

Aerospace & Defense - 2.86%
Northrop Grumman Corp.	96,335	$44,412,362

Air Freight & Logistics - 2.75%
United Parcel Service, Inc., Class B	287,246	42,587,092

Ground Transportation - 4.32%
Norfolk Southern Corp.	264,728	67,076,781

Professional Services - 2.90%
Paychex, Inc.	367,326	45,041,514

Trading Companies & Distributors - 3.41%
Fastenal Co.	725,222	52,948,458

Total Industrials		252,066,207

Information Technology - 15.22%

Communications Equipment - 2.59%
Cisco Systems, Inc.	830,775	40,184,587

Semiconductors & Semiconductor Equipment - 4.04%
Texas Instruments, Inc.	374,714	62,700,894

Software - 3.90%
Microsoft Corp.	146,438	60,572,614

Technology Hardware, Storage & Peripherals - 4.69%
Apple, Inc.	403,214	72,880,930

Total Information Technology		236,339,025

Materials - 4.09%

Chemicals - 4.09%
Air Products & Chemicals, Inc.	271,413	63,521,499

Real Estate - 2.33%

Specialized REITs - 2.33%
Crown Castle, Inc.	328,412	36,105,615

Utilities - 2.02%

Multi-Utilities - 2.02%
Dominion Energy, Inc.	656,753	31,412,496

Total Common Stocks (Cost $921,476,806)		1,403,327,955

FOREIGN COMMON STOCKS - 4.94%

Communication Services - 2.33%

Entertainment - 2.33%
Nintendo Co. Ltd., ADR	2,607,098	36,264,733

Consumer Staples - 2.61%

Beverages - 2.61%
Diageo PLC, ADRB	268,528	40,494,022

Total Foreign Common Stocks (Cost $63,787,653)		76,758,755

See accompanying notes

7

American Beacon The London Company Income Equity FundSM

Schedule of Investments

February 29, 2024 (Unaudited)

	Shares	Fair Value

SHORT-TERM INVESTMENTS - 4.45% (Cost $69,025,506)

Investment Companies - 4.45%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	69,025,506	$69,025,506

SECURITIES LENDING COLLATERAL - 2.42% (Cost $37,609,531)

Investment Companies - 2.42%
American Beacon U.S. Government Money Market Select Fund, 5.22%C D	37,609,531	37,609,531

TOTAL INVESTMENTS - 102.19% (Cost $1,091,899,496)		1,586,721,747
LIABILITIES, NET OF OTHER ASSETS - (2.19%)		(33,967,353)

TOTAL NET ASSETS - 100.00%		$1,552,754,394

Percentages are stated as a percent of net assets.

A Non-income producing security.

B All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at February 29, 2024 (Note 9).

C The Fund is affiliated by having the same investment advisor.

D 7-day yield.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

REIT - Real Estate Investment Trusts.

Long Futures Contracts Open on February 29, 2024:

Equity Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
CME E-Mini Standard & Poor’s 500 Index Futures	297	March 2024	$73,364,126	$75,790,688	$2,426,562

			$73,364,126	$75,790,688	$2,426,562

Exchange Abbreviations:
CME	Chicago Mercantile Exchange.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of February 29, 2024, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,403,327,955	$-	$-	$1,403,327,955
Foreign Common Stocks	76,758,755	-	-	76,758,755
Short-Term Investments	69,025,506	-	-	69,025,506
Securities Lending Collateral	37,609,531	-	-	37,609,531

Total Investments in Securities - Assets	$1,586,721,747	$-	$-	$1,586,721,747

Financial Derivative Instruments - Assets
Futures Contracts	$2,426,562	$-	$-	$2,426,562

Total Financial Derivative Instruments - Assets	$2,426,562	$-	$-	$2,426,562

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended February 29, 2024, there were no transfers into or out of Level 3.

See accompanying notes

8

American Beacon The London Company Income Equity FundSM

Statement of Assets and Liabilities

February 29, 2024 (Unaudited)

Assets:
Investments in unaffiliated securities, at fair value† §	$1,480,086,710
Investments in affiliated securities, at fair value‡	106,635,037
Cash collateral held at broker for futures contracts	4,130,000
Dividends and interest receivable	2,798,298
Receivable for fund shares sold	1,692,957
Receivable for tax reclaims	571,590
Receivable for variation margin on open futures contracts (Note 5)	2,427,240
Prepaid expenses	62,433

Total assets	1,598,404,265

Liabilities:
Payable for fund shares redeemed	4,707,985
Payable for expense recoupment (Note 2)	3
Cash due to broker for futures contracts	2,088,304
Management and sub-advisory fees payable (Note 2)	817,762
Service fees payable (Note 2)	70,956
Transfer agent fees payable (Note 2)	91,094
Payable upon return of securities loaned (Note 9)§	37,609,531
Custody and fund accounting fees payable	114,724
Professional fees payable	56,439
Trustee fees payable (Note 2)	31,938
Payable for prospectus and shareholder reports	39,939
Other liabilities	21,196

Total liabilities	45,649,871

Commitments and contingent liabilities (Note 2)

Net assets	$1,552,754,394

Analysis of net assets:
Paid-in-capital	$1,009,288,488
Total distributable earnings (deficits)A	543,465,906

Net assets	$1,552,754,394

Shares outstanding at no par value (unlimited shares authorized):
R5 Class	25,612,896

Y Class	36,623,016

Investor Class	1,302,581

A Class	6,283,936

C Class	1,823,136

R6 Class	31,667

Net assets:
R5 Class	$557,660,147

Y Class	$792,176,071

Investor Class	$28,223,907

A Class	$135,134,490

C Class	$38,867,471

R6 Class	$692,308

Net asset value, offering and redemption price per share:
R5 Class	$21.77

Y Class	$21.63

Investor Class	$21.67

A Class	$21.50

A Class (offering price)	$22.81

C Class	$21.32

R6 Class	$21.86

† Cost of investments in unaffiliated securities	$985,264,459
‡ Cost of investments in affiliated securities	$106,635,037
§ Fair value of securities on loan	$36,297,711

A The Fund’s investments in affiliated securities did not have unrealized appreciation (depreciation) at period end.

See accompanying notes

9

American Beacon The London Company Income Equity FundSM

Statement of Operations

For the period ended February 29, 2024 (Unaudited)

Investment income:
Dividend income from unaffiliated securities	$21,221,182
Dividend income from affiliated securities (Note 2)	1,308,080
Interest income	59,518
Income derived from securities lending (Note 9)	16,613

Total investment income	22,605,393

Expenses:
Management and sub-advisory fees (Note 2)	5,066,165
Transfer agent fees:
R5 Class (Note 2)	96,977
Y Class (Note 2)	405,281
Investor Class	1,413
A Class	3,333
C Class	1,323
R6 Class	92
Custody and fund accounting fees	99,813
Professional fees	123,488
Registration fees and expenses	53,032
Service fees (Note 2):
Investor Class	45,693
A Class	61,665
C Class	17,092
Distribution fees (Note 2):
A Class	165,197
C Class	209,278
Prospectus and shareholder report expenses	35,855
Trustee fees (Note 2)	79,452
Loan expense (Note 10)	5,223
Other expenses	109,286

Total expenses	6,579,658

Net fees waived and expenses (reimbursed) (Note 2)	(156)

Net expenses	6,579,502

Net investment income	16,025,891

Realized and unrealized gain from investments:
Net realized gain from:
Investments in unaffiliated securitiesA	56,971,852
Commission recapture (Note 1)	20,865
Futures contracts	4,211,726
Change in net unrealized appreciation of:
Investments in unaffiliated securitiesB	2,997,174
Futures contracts	1,645,313

Net gain from investments	65,846,930

Net increase in net assets resulting from operations	$81,872,821

A The Fund did not recognize net realized gains (losses) from the sale of investments in affiliated securities.
B The Fund’s investments in affiliated securities did not have a change in unrealized appreciation (depreciation) at period end.

See accompanying notes

10

American Beacon The London Company Income Equity FundSM

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	(unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income	$16,025,891	$34,126,790
Net realized gain from investments in unaffiliated securities, commission recapture, and futures contracts	61,204,443	1,225,746
Change in net unrealized appreciation of investments in unaffiliated securities and futures contracts	4,642,487	21,290,210

Net increase in net assets resulting from operations	81,872,821	56,642,746

Distributions to shareholders:
Total retained earnings:
R5 Class	(9,224,217)	(24,204,527)
Y Class	(14,047,230)	(45,000,197)
Investor Class	(449,463)	(1,836,807)
A Class	(2,109,284)	(6,039,962)
C Class	(512,628)	(2,049,820)
R6 Class	(32,885)	(192,828)

Net distributions to shareholders	(26,375,707)	(79,324,141)

Capital share transactions (Note 11):
Proceeds from sales of shares	102,543,749	401,094,661
Reinvestment of dividends and distributions	20,155,466	58,467,333
Cost of shares redeemed	(328,637,374)	(501,253,428)

Net (decrease) in net assets from capital share transactions	(205,938,159)	(41,691,434)

Net (decrease) in net assets	(150,441,045)	(64,372,829)

Net assets:
Beginning of period	1,703,195,439	1,767,568,268

End of period	$1,552,754,394	$1,703,195,439

See accompanying notes

11

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

1. Organization and Significant Accounting Policies

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of February 29, 2024, the Trust consists of twenty-four active series, one of which is presented in this filing: American Beacon The London Company Income Equity Fund (the “Fund”). The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager is an indirect wholly-owned subsidiary of Resolute Topco, Inc. (“Topco”), which is owned primarily by various institutional investment funds that are managed by financial institutions and other investment advisory firms. No owner of Topco owns 25% or more of the outstanding equity or voting interests of Topco.

Effective December 29, 2023, the Manager underwent a change of control, which resulted in the termination of the Fund’s previous management and investment advisory agreements. The Board of Trustees (the “Board”) approved a new Management Agreement with the Manager and new Investment Advisory Agreement among the Manager, the sub-advisor and the Trust, on behalf of the Fund, that was effective on December 29, 2023. The new Management Agreement required approval by shareholders of the Fund, and a shareholder meeting was held for the Fund. Please see the section titled Results of Shareholder Meeting for more information.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management has concluded that the ASU will not have a material impact on the Fund’s financial statements.

12

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Class Disclosure

The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class	Eligible Investors	Minimum Initial Investments
R5 Class	Large institutional investors - sold directly or through intermediary channels.	$250,000

Y Class	Large institutional retirement plan investors - sold directly or through intermediary channels.	$100,000

Investor Class	All investors using intermediary organizations, such as broker-dealers or retirement plan sponsors.	$2,500
A Class	All investors who invest through intermediary organizations, such as broker-dealers or third party administrator. Retail investors who invest directly through a financial intermediary such as a broker, bank, or registered investment advisor which may include a front-end sales charge and a contingent deferred sales charge (“CDSC”).	$2,500

C Class	Retail investors who invest directly through a financial intermediary, such as a broker or through employee directed benefit plans with applicable sales charges which may include CDSC.	$1,000

R6 Class	Large institutional retirement plan investors—sold through retirement plan sponsors.	None

Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses are allocated daily to each class based on the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include service, distribution, transfer agent fees, and sub-transfer agent fees that vary amongst the classes as described more fully in Note 2.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Fund in preparation of the financial statements. The Fund is considered an investment company and accordingly, follows the investment company accounting and reporting guidance of the FASB Accounting Standards Codification Topic 946, Financial Services – Investment Companies, a part of Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Transactions and Investment Income

Security transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Dividend income, net of foreign taxes, is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income, net of foreign taxes, is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. Realized gains (losses) from securities sold are determined based on specific lot identification.

Distributions to Shareholders

The Fund distributes most or all of its net earnings and realized gains, if any, each taxable year in the form of dividends from net investment income on a monthly basis and distributions of realized net capital gains and net gains or losses from foreign currency transactions on an annual basis. The Fund does not have a fixed dividend rate and do not guarantee that they will pay any distributions in any particular period. Dividends to shareholders are determined in accordance with federal income tax regulations, which may differ in amount and character from net investment income and realized gains recognized for purposes of U.S. GAAP. To the extent necessary to fully

13

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

distribute capital gains, the Fund may designate earnings and profits distributed to shareholders on the redemption of shares.

Commission Recapture

The Fund has established brokerage commission recapture arrangements with certain brokers or dealers. If the Fund’s investment advisor chooses to execute a transaction through a participating broker, the broker rebates a portion of the commission back to the Fund. Any collateral benefit received through participation in the commission recapture program is directed exclusively to the Fund. This amount is reported with the net realized gain (loss) in the Fund’s Statement of Operations, if applicable.

Allocation of Income, Trust Expenses, Gains, and Losses

Investment income and realized and unrealized gains and losses from investments of the Fund are allocated daily to each class of shares based upon the relative proportion of net assets of each class to the total net assets of the Fund. Expenses directly charged or attributable to the Fund will be paid from the assets of the Fund. Generally, expenses of the Trust will be allocated among and charged to the assets of the Fund on a basis that the Trust’s Board deems fair and equitable, which may be based on the relative net assets of the Fund or nature of the services performed and relative applicability to the Fund.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

Other

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2. Transactions with Affiliates

Management and Investment Sub-Advisory Agreements

The Fund and the Manager are parties to a Management Agreement that obligates the Manager to provide the Fund with investment advisory and administrative services. As compensation for performing the duties under the Management Agreement, the Manager will receive an annualized management fee based on a percentage of the Fund’s average daily net assets that is calculated and accrued daily according to the following schedule:

First $5 billion	0.35%
Next $5 billion	0.325%
Next $10 billion	0.30%
Over $20 billion	0.275%

The Trust, on behalf of the Fund, and the Manager have entered into an Investment Advisory Agreement with The London Company of Virginia, LLC (the “Sub-Advisor”) pursuant to which the Fund has agreed to pay an annualized sub-advisory fee that is calculated and accrued daily based on the Fund’s average daily net assets according to the following schedule:

First $25 million	0.40%
Next $225 million	0.35%
Over $250 million	0.30%

14

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

The Management and Sub-Advisory Fees paid by the Fund for the period ended February 29, 2024 were as follows:

	Effective Fee Rate	Amount of Fees Paid
Management Fees	0.35%	$2,747,422
Sub-Advisory Fees	0.30%	2,318,743

Total	0.65%	$5,066,165

As compensation for services provided by the Manager in connection with securities lending activities conducted by a Fund, the lending Fund pays to the Manager, with respect to cash collateral posted by borrowers, a fee of 10% of the net monthly investment income (the income earned in the form of interest, dividends and realized capital gains from the investment of cash collateral, plus any negative rebate fees paid by borrowers, less the rebate amount paid to borrowers as well as related expenses) and, with respect to collateral other than cash, a fee up to 10% of loan fees and demand premiums paid by borrowers. These fees are included in “Income derived from securities lending” and “Management and sub-advisory fees” on the Statement of Operations. During the period ended February 29, 2024, the Manager received securities lending fees of $817 for the securities lending activities of the Fund.

Distribution Plans

Separate Distribution Plans (the “Distribution Plans”) have been adopted pursuant to Rule 12b-1 under the Act for the A and C Classes of the Fund. Under the Distribution Plans, as compensation for distribution and shareholder servicing assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the C Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.

Service Plans

The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor, A, and C Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee up to 0.25% of the average daily net assets of the A and C Classes and up to 0.375% of the average daily net assets of the Investor Class of the Fund.

Sub-Transfer Agent Fees

The Manager has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the R5 and Y Classes of the Fund and has agreed to compensate the intermediaries for providing these services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of its customers who hold positions in the Fund. Certain services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly by the Fund’s transfer agent. Accordingly, the Fund, pursuant to Board approval, has agreed to reimburse the Manager for certain non-distribution shareholder services provided by financial intermediaries for the R5 and Y Classes. The reimbursement amounts (sub-transfer agent fees) paid to the Manager are subject to a fee limit of up to 0.10% of an intermediary’s average net assets in the R5 and Y Classes on an annual basis. During the period ended February 29, 2024, the sub-transfer agent fees, as reflected in “Transfer agent fees” on the Statement of Operations, were as follows:

Fund	Sub-Transfer Agent Fees
The London Company Income Equity	$469,762

15

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

As of February 29, 2024, the Fund owed the Manager the following reimbursement of sub-transfer agent fees, as reflected in “Transfer agent fees payable” on the Statement of Assets and Liabilities:

Fund	Reimbursement Sub-Transfer Agent Fees
The London Company Income Equity	$70,453

Investments in Affiliated Funds

The Fund may invest in the American Beacon U.S. Government Money Market Select Fund (the “USG Select Fund”). Cash collateral received by the Fund in connection with securities lending may also be invested in the USG Select Fund. The Fund listed below held the following shares with a February 29, 2024 fair value and dividend income earned from the investment in the USG Select Fund.

Affiliated Security	Type of Transaction	Fund	February 29, 2024 Shares/Principal	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Dividend Income	February 29, 2024 Fair Value
U.S. Government Money Market Select	Direct	The London Company Income Equity	$69,025,506	$-	$-	$1,308,080	$69,025,506
U.S. Government Money Market Select	Securities Lending	The London Company Income Equity	37,609,531	-	-	N/A	37,609,531

The Fund and the USG Select Fund have the same investment advisor and therefore, are considered to be affiliated. The Manager serves as investment advisor to the USG Select Fund and receives management fees and administrative fees totaling 0.10% of the average daily net assets of the USG Select Fund. During the period ended February 29, 2024, the Manager earned fees on the Fund’s direct investments and securities lending collateral investments in the USG Select Fund as shown below:

Fund	Direct Investments in USG Select Fund	Securities Lending Collateral Investments in USG Select Fund	Total
The London Company Income Equity	$25,106	$3,413	$28,519

Interfund Credit Facility

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in a credit facility whereby each fund, under certain conditions, is permitted to lend money directly to and borrow directly from other participating funds for temporary purposes. The interfund credit facility is advantageous to the funds because it provides added liquidity and eliminates the need to maintain higher cash balances to meet redemptions. This situation could arise when shareholder redemptions exceed anticipated volumes and certain funds have insufficient cash on hand to satisfy such redemptions or when sales of securities do not settle as expected, resulting in a cash shortfall for the fund. When the fund liquidates portfolio securities to meet redemption requests, they often do not receive payment in settlement for up to two days (or longer for certain foreign transactions). Redemption requests normally are satisfied on the next business day. The credit facility provides a source of immediate, short-term liquidity pending settlement of the sale of portfolio securities. The credit facility is administered by a credit facility team consisting of professionals from the Manager’s asset management, compliance, and accounting areas who report the activities of the credit facility to the Board. During the period ended February 29, 2024, the Fund did not utilize the credit facility.

16

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Expense Reimbursement Plan

The Manager contractually agreed to reduce fees and/or reimburse expenses for the classes of the Fund, through December 31, 2025, to the extent that total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, securities lending fees, expenses associated with securities sold short, litigation, and other extraordinary expenses) exceed the Fund’s expense cap. During the period ended February 29, 2024, the Manager waived and/or reimbursed expenses as follows:

		Expense Cap					Expiration of Reimbursed Expenses
Fund	Class	9/1/2023 - 12/31/2023	1/1/2024 - 2/29/2024**	Reimbursed Expenses	(Recouped) Expenses
The London Company Income Equity	R6	0.71%	0.71%	$156	$(63	)*	2026-2027

*	This amount represents Recouped Expenses from prior fiscal years and is reflected in Other Expenses on the Statement of Operations.

**	The contractual expense caps are effective through December 31, 2025.

Of the above amounts, $3 was disclosed as a Payable for expense recoupment on the Statement of Assets and Liabilities at February 29, 2024.

The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of contractual or voluntary fee reductions and expense reimbursements. Under the policy, the Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years from the date of the Manager’s waiver/reimbursement and (b) does not cause the Fund’s annual operating expenses to exceed the lesser of the contractual percentage limit in effect at the time of the waiver/reimbursement or time of recoupment. The reimbursed expenses listed above will expire in 2026 and 2027. The Fund did not record a liability for potential contingent reimbursement due to the current assessment that a reimbursement is uncertain. The carryover of excess expenses potentially reimbursable to the Manager, but not recorded as a liability are as follows:

Fund	Recouped Expenses	Excess Expense Carryover	Expired Expense Carryover	Expiration of Reimbursed Expenses
The London Company Income Equity	$63	$1,463	$-	2023-2024
The London Company Income Equity	-	125	-	2024-2025
The London Company Income Equity	-	532	-	2025-2026

Sales Commissions

The Fund’s Distributor, Resolute Investment Distributors, Inc. (“RID” or “Distributor”), may receive a portion of A Class sales charges from broker dealers which may be used to offset distribution related expenses. During the period ended February 29, 2024, RID collected $4,042 from the sale of A Class Shares of the Fund.

A CDSC of 0.50% will be deducted with respect to A Class Shares on certain purchases of $1,000,000 or more that are redeemed in whole or part within 18 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 0.50% of the lesser of the original purchase price or the value of the redemption of the A Class Shares redeemed. During the period ended February 29, 2024, there were no CDSC fees collected for the A Class Shares of the Fund.

A CDSC of 1.00% will be deducted with respect to C Class Shares redeemed within 12 months of purchase, unless waived as discussed in the Fund’s Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the C Class Shares redeemed. During the period ended February 29, 2024, CDSC fees of $778 were collected for C Class Shares of the Fund.

17

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Trustee Fees and Expenses

As compensation for their service to the American Beacon Funds Complex, including the Trust (collectively, the “Trusts”), each Trustee is compensated from the Trusts as follows: (1) an annual retainer of $140,000; (2) meeting attendance fee (for attendance in-person or via teleconference) of (a) $12,000 for in person attendance, or $5,000 for telephonic attendance, by Board members for each regularly scheduled or special Board meeting, (b) $2,500 for attendance by Committee members at meetings of the Audit and Compliance Committee and the Investment Committee, (c) $1,000 for attendance by Committee members at meetings of the Nominating and Governance Committee; and (d) $2,500 for attendance by Board members for each special telephonic Board meeting; and (3) reimbursement of reasonable expenses incurred in attending Board meetings, Committee meetings, and relevant educational seminars. For this purpose, the Board considers attendance at regular meetings held by video conference to constitute in-person attendance at a Board meeting. The Trustees also may be compensated for attendance at special Board and/or Committee meetings from time to time. For her service as Board Chair, Ms. Cline receives an additional annual retainer of $50,000. Although she attends several committee meetings at each quarterly Board meeting, she receives only a single $2,500 fee each quarter for her attendance at the Audit and Compliance Committee and Investment Committee meetings. The chairpersons of the Audit and Compliance Committee and the Investment Committee each receive an additional annual retainer of $25,000 and the Chair of the Nominating and Governance Committee receives an additional annual retainer of $10,000.

3. Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule

18

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all the Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for the Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

19

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3	-	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, preferred securities and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

4. Securities and Other Investments

Common Stock

Common stock generally takes the form of shares in a corporation which represent an ownership interest. It ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a company’s common stock may fall as a result of factors directly relating to that company, such as decisions made by its management or decreased demand for the company’s products or services. A stock’s value may also decline because of factors affecting not just the company, but also companies in the same industry or sector. The price of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company, such as changes in interest rates, currency exchange rates or industry regulation. Companies that elect to pay dividends on their common stock generally only do so after they invest in their own business and make required payments to bondholders and on other debt and preferred stock. Therefore, the value of a company’s common stock will usually be more volatile than its bonds, other debt and preferred stock. Common stock may be exchange-traded or OTC. OTC stock may be less liquid than exchange-traded stock.

Depositary Receipts and U.S. Dollar-Denominated Foreign Stocks Traded on U.S. Exchanges

The Fund may invest in securities issued by foreign companies through ADR and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. These securities are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stock. ADRs are U.S. dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. Depositary receipts may not be denominated in the same currency as the securities into which they may be converted. Investing in depositary receipts and U.S. dollar-denominated foreign stocks traded on U.S. exchanges entails substantially the same risks as direct investment in foreign securities. There is generally less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Fund’s possible inability to convert immediately into U.S. currency proceeds realized upon the sale of portfolio securities of the affected foreign companies. In addition, the Fund may invest in unsponsored depositary receipts, the issuers of which are not obligated to disclose material information about the underlying securities to investors in the United States. Ownership of unsponsored depositary receipts may not entitle the Fund to the same benefits and rights as ownership of a sponsored depositary receipt or the underlying security.

20

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Other Investment Company Securities and Other Exchange-Traded Products

The Fund at times may invest in shares of other investment companies, including money market funds and ETFs. The Fund may invest in securities of an investment company advised by the Manager or the Sub-Advisor. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. These other fees and expenses are reflected as Acquired Fund Fees and Expenses and are included in the Fees and Expenses Table for the Fund in its Prospectus, if applicable. Investments in other investment companies may involve the payment of substantial premiums above the value of such issuer’s portfolio securities.

The Fund can invest free cash balances in registered open-end investment companies regulated as government money market funds under the Act, to provide liquidity or for defensive purposes. The Fund could invest in government money market funds rather than purchasing individual short-term investments. If the Fund invests in government money market funds, shareholders will bear their proportionate share of the expenses, including for example, advisory and administrative fees, of the money market funds in which the Fund invests, including advisory fees charged by the Manager to any applicable money market funds advised by the Manager.

Real Estate Investment Trusts (“REITs”)

REITs are pooled investment vehicles that own, and often operate, income producing real estate (known as “equity REITs”) or invest in mortgages secured by loans on such real estate (known as “mortgage REITs”) or both (known as “hybrid REITs”). REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increase in property taxes, operating expenses, rising interest rates or overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

5. Financial Derivative Instruments

The Fund may utilize derivative instruments to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs. When considering the Fund’s use of derivatives, it is important to note that the Fund does not use derivatives for the purpose of creating financial leverage.

Futures Contracts

A futures contract is a contract to purchase or sell a particular security, or the cash value of an asset, such as securities, indices, or currencies, at a specified future date at a price agreed upon when the contract is made. Under many such contracts, no delivery of the actual underlying asset is required. Rather, upon the expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the asset (e.g., a security or an index) at expiration, net of the initial and variation margin that was previously paid. An equity index futures contract is based on the value of an underlying index. The Fund may, from time to time, use futures positions to equitize cash and expose its portfolio to changes in securities prices or index prices. This can magnify gains and losses in the Fund. The Fund also may have to sell assets at inopportune times to satisfy its settlement or collateral obligations. The risks associated with the use of futures contracts also include that there may be an imperfect correlation between the changes in market value of the futures contracts and the assets underlying such contracts and that there may not be a liquid secondary market for a futures contract.

During the period ended February 29, 2024, the Fund entered into futures contracts primarily for exposing cash to markets.

21

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

The Fund’s average futures contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the average quarterly volume of futures contracts. For the purpose of this disclosure, volume is measured by contracts outstanding at each quarter end.

Average Futures Contracts Outstanding
Fund	Period Ended February 29, 2024
The London Company Income Equity	229

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure(1):

Fair values of financial instruments on the Statement of Assets and Liabilities as of February 29, 2024:

	Derivatives not accounted for as hedging instruments

Assets:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Receivable for variation margin from open futures contracts(2)	$–	$–	$–	$–	$2,426,562	$2,426,562

The effect of financial derivative instruments on the Statement of Operations as of February 29, 2024:

	Derivatives not accounted for as hedging instruments

Realized gain (loss) from derivatives recognized as a result of operations	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$4,211,726	$4,211,726

Net change in unrealized appreciation (depreciation) of derivatives recognized as a result from operations:	Credit contracts	Foreign exchange contracts	Commodity contracts	Interest rate contracts	Equity contracts	Total
Futures contracts	$–	$–	$–	$–	$1,645,313	$1,645,313

(1) See Note 3 in the Notes to Financial Statements for additional information.

(2) Includes cumulative appreciation (depreciation) of futures contracts as reported in the Fund’s Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The Fund is a party to enforceable master netting agreements between brokers and counterparties which provide for the right to offset under certain circumstances. The Fund employs multiple money managers and counterparties and has elected not to offset qualifying financial and derivative instruments on the Statement of Assets and Liabilities, as such all financial and derivative instruments are presented on a gross basis. The impacts of netting arrangements that provide the right to offset are detailed below, if applicable. The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing agreements such as repurchase agreements can only be netted across transactions governed by the same Master Agreement with the same legal entity. All amounts reported below represent the balance as of the report date, February 29, 2024.

Offsetting of Financial and Derivative Assets as of February 29, 2024:
	Assets	Liabilities
Futures Contracts(1)	$2,426,562	$-

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$2,426,562	$-

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	$(2,426,562)	$-

22

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

	Remaining Contractual Maturity of the Agreements As of February 29, 2024
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$37,609,531	$-	$-	$-	$37,609,531

Total Borrowings	$37,609,531	$-	$-	$-	$37,609,531

Gross amount of recognized liabilities for securities lending transactions					$37,609,531

(1) Includes cumulative appreciation or (depreciation) of futures contracts as reported in the Schedule of Investments footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

6. Principal Risks

Investing in the Fund may involve certain risks including, but not limited to, those described below.

Dividend Risk

The Fund’s focus on dividend-paying stocks could cause the Fund to underperform funds that invest without consideration of a company’s track record of paying dividends. An issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. In addition, stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Securities that pay dividends may be sensitive to changes in interest rates, and as interest rates rise, the prices of such securities may fall. At times, the Fund may not be able to identify dividend-paying stocks that are attractive investments. The income received by the Fund will also fluctuate due to the amount of dividends that companies elect to pay.

Foreign Investing Risk

Non-U.S. investments carry potential risks not associated with U.S. investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) greater volatility, (6) different government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. To the extent the Fund invests a significant portion of its assets in securities of a single country or region, it is more likely to be affected by events or conditions of that country or region. The Fund’s investment in a foreign issuer may subject the Fund to regulatory, political, currency, security, economic and other risks associated with that country. Global economic and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. There may be very limited oversight of certain foreign banks or securities depositories that hold foreign securities and currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt.

Futures Contracts Risk

Futures contracts are derivative instruments where one party pays a fixed price for an agreed amount of securities or other underlying assets at an agreed date. The use of such derivative instruments may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. There may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes. There can be no assurance that any strategy used will succeed. There also can be no assurance that, at all times, a liquid market will exist for offsetting a

23

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

futures contract that the Fund has previously bought or sold and this may result in the inability to close a futures contract when desired. Futures contracts may experience potentially dramatic price changes, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract).

Liquidity Risk

The Fund is susceptible to the risk that certain investments held by the Fund may have limited marketability, be subject to restrictions on sale, be difficult or impossible to purchase or sell at favorable times or prices or become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Market prices for such instruments may be volatile. During periods of substantial market volatility, an investment or even an entire market segment may become illiquid, sometimes abruptly, which can adversely affect the Fund’s ability to limit losses. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund. The Fund may be required to dispose of investments at unfavorable times or prices to satisfy obligations, which may result in losses or may be costly to the Fund. For example, liquidity risk may be magnified in rising interest rate environments in the event of higher-than-normal redemption rates. Unexpected redemptions may force the Fund to sell certain investments at unfavorable prices to meet redemption requests or other cash needs. Judgment plays a greater role in pricing illiquid investments than in investments with more active markets.

Market Risk

The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Equity securities generally have greater price volatility than fixed-income securities, although under certain market conditions fixed-income securities may have comparable or greater price volatility. During a general downturn in the securities markets, multiple assets may decline in value simultaneously. In some cases, traditional market participants have been less willing to make a market in some types of debt instruments, which has affected the liquidity of those instruments. During times of market turmoil, investors tend to look to the safety of securities issued or backed by the U.S. Treasury, causing the prices of these securities to rise and the yields to decline. Reduced liquidity in fixed-income and credit markets may negatively affect many issuers worldwide. Prices in many financial markets have increased significantly over the last decade, but there have also been periods of adverse market and financial developments and cyclical change during that timeframe, which have resulted in unusually high levels of volatility in domestic and foreign financial markets that has caused losses for investors and may occur again in the future, particularly if markets enter a period of uncertainty or economic weakness. The value of a security may decline due to adverse issuer-specific conditions, general market conditions unrelated to a particular issuer, or factors that affect a particular industry or industries. Changes in the financial condition of a single issuer or market segment also can impact the market as a whole.

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit and fixed-income markets, which may disrupt economies and markets and adversely affect the value of your investment. Changes in value may be temporary or may last for extended periods.

Policy changes by the U.S. government and/or Federal Reserve and political events within the U.S. and abroad, including the U.S. presidential election, the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, the threat of a federal government shutdown and threats not to increase the federal government’s debt limit, may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

24

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The financial markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

Other Investment Companies Risk

The Funds may invest in shares of other registered investment companies, including government money market funds that are advised by the Manager. To the extent that the Funds invest in shares of other registered investment companies, the Funds will indirectly bear the fees and expenses, including for example advisory and administrative fees, charged by those investment companies in addition to the Funds’ direct fees and expenses and will be subject to the risks associated with investments in those companies. If the Fund invests in other investment companies, the Fund may receive distributions of taxable gains from portfolio transactions by that investment company and may recognize taxable gains from transactions in shares of that investment company, which could be taxable to the Fund’s shareholders when distributed to them. The Funds must rely on the investment company in which it invests to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Funds’ investment will decline, adversely affecting the Funds’ performance. To the extent the Funds invest in other investment companies that invest in equity securities, fixed-income securities and/or foreign securities, or that track an index, the Funds are subject to the risks associated with the underlying investments held by the investment company or the index fluctuations to which the investment company is subject.

Recent Market Events Risk

Both U.S. and international markets have experienced significant volatility in recent months and years. As a result of such volatility, investment returns may fluctuate significantly. Moreover, the risks discussed herein associated with an investment in the Fund may be increased. Deteriorating economic fundamentals may increase the risk of default or insolvency of particular issuers, negatively impact market value, increase market volatility, cause credit spreads to widen, reduce bank balance sheets and cause unexpected changes in interest rates. Any of these could cause an increase in market volatility, reduce liquidity across various sectors or markets or decrease confidence in the markets. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. It is difficult to accurately predict the pace at which interest rates may continue to increase, the timing, frequency or magnitude of any such increases, or when such increases might stop. Additionally, various economic and political factors could cause the Federal Reserve or another foreign central bank to change their approach in the future and such actions may result in an economic slowdown in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Additionally, high public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. In March 2023, the shutdown of certain financial institutions in the U.S. and questions regarding the viability of other financial institutions raised economic concerns over disruption in the U.S. and global banking systems. There can be no certainty that the actions taken by the U.S. or foreign governments will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. and global banking systems.

25

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

Some countries, including the U.S., have in recent years adopted more protectionist trade policies. Slowing global economic growth; risks associated with a trade agreement between the United Kingdom and the European Union; the risks associated with ongoing trade negotiations with China; and the possibility of changes to some international trade agreements; political or economic dysfunction within some nations, including major producers of oil; and dramatic changes in commodity and currency prices could have adverse effects that cannot be foreseen at the present time.

Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities in the Middle East and between Russia and Ukraine, and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.

Economists and others have expressed increasing concern about the potential effects of global climate change on property and security values. Certain issuers, industries and regions may be adversely affected by the impacts of climate change, including on the demand for and the development of goods and services and related production costs, and the impacts of legislation, regulation and international accords related to climate change, as well as any indirect consequences of regulation or business trends driven by climate change.

Securities Lending Risk

The Fund may lend its portfolio securities to brokers, dealers and financial institutions in order to obtain additional income. Borrowers of the Fund’s securities provide collateral either in the form of cash, which the Fund reinvests in securities or in the form of non-cash collateral consisting of securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities. The Fund will be responsible for the risks associated with the investment of cash collateral, including any collateral invested in an affiliated money market fund. The Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to cover its payment to the borrower of a pre-negotiated fee or “rebate” for the use of that cash collateral in connection with the loan. The Fund could also lose money due to a decline in the value of non-cash collateral. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions or could result in increased costs. Moreover, if the borrower becomes subject to insolvency or similar proceedings, the Fund could incur delays in its ability to enforce its rights in its collateral. There also is a risk that a borrower may default on its obligation to return loaned securities at a time when the value of the Fund’s collateral is inadequate. Although the Fund’s securities lending agent may indemnify the Fund against that risk, it is also possible that the securities lending agent will be unable to satisfy its indemnification obligations. In any case in which the loaned securities are not returned to the Fund before an ex-dividend date, whether or not due to a default by the borrower, the payment in lieu of the dividend that the Fund receives from the securities’ borrower would not be treated as a dividend for federal income tax purposes and thus would not qualify for treatment as “qualified dividend income.”

7. Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities in the accompanying financial statements. Each of the tax years in the four year period ended August 31, 2023 remain subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.

26

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation (depreciation), as applicable, as the income is earned or capital gains are recorded.

As of February 29, 2024, the tax cost for the Fund and its respective gross unrealized appreciation (depreciation) were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The London Company Income Equity	$1,096,061,136	$539,469,247	$(48,808,636)	$490,660,611

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Fund in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2023, the Fund did not have any capital loss carryforwards.

8. Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the period ended February 29, 2024 were as follows:

Fund	Purchases (non-U.S. Government Securities)	Sales (non-U.S. Government Securities)
The London Company Income Equity	$102,980,023	$337,505,791

A summary of the Fund’s transactions in the USG Select Fund for the period ended February 29, 2024 were as follows:

Fund	Type of Transaction	August 31, 2023 Shares/Fair Value	Purchases	Sales	February 29, 2024 Shares/Fair Value
The London Company Income Equity	Direct	$43,952,612	$411,429,205	$386,356,311	$69,025,506
The London Company Income Equity	Securities Lending	28,641,913	116,255,133	107,287,515	37,609,531

9. Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral

27

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

proceeds are listed in the Fund’s Schedule of Investments and the collateral is shown on the Statement of Assets and Liabilities as a payable.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of February 29, 2024, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
The London Company Income Equity	$36,297,711	$37,609,531	$–	$37,609,531

Cash collateral is listed on the Fund’s Schedule of Investments and is shown on the Statement of Assets and Liabilities. Income earned on these investments is included in “Income derived from securities lending” on the Statement of Operations.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments or Statement of Assets and Liabilities.

10. Borrowing Arrangements

Effective November 10, 2023 (the “Effective Date”), the Fund, along with certain other funds managed by the Manager (“Participating Funds”), renewed a committed revolving line of credit (the “Committed Line”) agreement with State Street Bank and Trust Company (the “Bank”) to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Committed Line is $100 million with interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed. Each of the Participating Funds paid a proportional amount of a quarterly commitment fee at a rate of 0.25% per annum on the unused portion of the Committed Line amount. The Committed Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Committed Line was $100 million with an expiration date November 9, 2023.

28

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

On the Effective Date, the Fund, along with certain other Participating Funds managed by the Manager, also renewed an uncommitted discretionary demand revolving line of credit (the “Uncommitted Line”) agreement with the Bank to be used to facilitate portfolio liquidity. The maximum borrowing amount under the Uncommitted Line is $100 million with interest at a rate equal to the higher of (a) OBFR daily fluctuating rate per annum equal to 1.25% plus the sum of 0.10% or (b) the Federal Funds daily fluctuating rate per annum on amounts borrowed on each outstanding loan. Each of the Participating Funds paid a proportional amount of a closing fee of $35,000 on the Effective Date. The Uncommitted Line expires November 8, 2024, unless extended by the Bank or terminated by the Participating Funds in accordance with the agreement. Prior to the Effective Date, the maximum borrowing amount under the Uncommitted Line was $100 million with an expiration date November 9, 2023.

The Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Loan expense” on the Statement of Operations, along with commitment fees, that have been allocated among the Participating Funds based on average daily net assets.

During the period ended February 29, 2024, the Fund did not utilize these facilities.

11. Capital Share Transactions

The tables below summarize the activity in capital shares for each Class of the Fund:

	R5 Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,391,209	$49,775,616	8,903,625	$183,127,609
Reinvestment of dividends	401,221	8,339,450	982,515	20,350,450
Shares redeemed	(4,156,372)	(85,278,829)	(7,013,717)	(146,570,901)

Net increase (decrease) in shares outstanding	(1,363,942)	$(27,163,763)	2,872,423	$56,907,158

	Y Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,048,789	$42,217,464	8,938,854	$184,686,404
Reinvestment of dividends	488,457	10,079,442	1,564,432	32,188,122
Shares redeemed	(10,075,559)	(207,570,725)	(14,042,456)	(290,395,789)

Net (decrease) in shares outstanding	(7,538,313)	$(155,273,819)	(3,539,170)	$(73,521,263)

	Investor Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	56,218	$1,158,121	176,842	$3,676,662
Reinvestment of dividends	20,852	431,818	86,771	1,785,907
Shares redeemed	(203,346)	(4,220,279)	(1,041,869)	(21,378,684)

Net (decrease) in shares outstanding	(126,276)	$(2,630,340)	(778,256)	$(15,916,115)

	A Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	420,986	$8,575,899	1,147,406	$23,618,498
Reinvestment of dividends	43,430	892,873	119,419	2,441,972
Shares redeemed	(839,549)	(17,275,680)	(1,267,842)	(26,142,248)

Net (decrease) in shares outstanding	(375,133)	$(7,806,908)	(1,017)	$(81,778)

29

American Beacon The London Company Income Equity FundSM

Notes to Financial Statements

February 29, 2024 (Unaudited)

	C Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	37,563	$760,989	109,656	$2,252,086
Reinvestment of dividends	18,532	378,998	74,568	1,508,054
Shares redeemed	(514,964)	(10,432,296)	(796,249)	(16,258,534)

Net (decrease) in shares outstanding	(458,869)	$(9,292,309)	(612,025)	$(12,498,394)

	R6 Class
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	(unaudited)
The London Company Income Equity Fund	Shares	Amount	Shares	Amount
Shares sold	2,723	$55,660	187,357	$3,733,402
Reinvestment of dividends	1,608	32,885	9,278	192,828
Shares redeemed	(193,185)	(3,859,565)	(23,957)	(507,272)

Net increase (decrease) in shares outstanding	(188,854)	$(3,771,020)	172,678	$3,418,958

12. Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R5 ClassA
	Six Months Ended February 29, 2024		Year Ended August 31,
			2023	2022	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$20.95		$21.25	$23.16	$19.14	$18.26	$18.13

Income (loss) from investment operations:
Net investment income	0.22		0.43	0.37	0.35	0.36	0.37
Net gains (losses) on investments (both realized and unrealized)	0.95		0.24	(1.77)	4.23	2.07	0.42

Total income (loss) from investment operations	1.17		0.67	(1.40)	4.58	2.43	0.79

Less distributions:
Dividends from net investment income	(0.22)		(0.43)	(0.37)	(0.35)	(0.38)	(0.39)
Distributions from net realized gains	(0.13)		(0.54)	(0.14)	(0.21)	(1.17)	(0.27)

Total distributions	(0.35)		(0.97)	(0.51)	(0.56)	(1.55)	(0.66)

Net asset value, end of period	$21.77		$20.95	$21.25	$23.16	$19.14	$18.26

Total returnB	5.70	%C	3.27%	(6.21)%	24.40%	13.81%	4.78%

Ratios and supplemental data:
Net assets, end of period	$557,660,147		$565,070,285	$512,217,743	$415,873,245	$307,794,240	$236,601,692
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.75	%D	0.75%	0.74%	0.74%	0.75%	0.73%
Expenses, net of reimbursements and/or recoupments	0.75	%D	0.75%	0.74%	0.74%	0.75%	0.73%
Net investment income, before expense reimbursements and/or recoupments	2.14	%D	2.07%	1.63%	1.66%	1.99%	2.09%
Net investment income, net of reimbursements and/or recoupments	2.14	%D	2.07%	1.63%	1.66%	1.99%	2.09%
Portfolio turnover rate	7	%C	7%	9%	7%	21%	23%

A	Prior to February 28, 2020, the R5 Class was known as Institutional Class.
B

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

C	Not annualized.
D	Annualized.

See accompanying notes

31

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Y Class
	Six Months Ended February 29, 2024		Year Ended August 31,
			2023	2022	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$20.81		$21.12	$23.03	$19.02	$18.16	$18.04

Income (loss) from investment operations:
Net investment income	0.20		0.41	0.35	0.33	0.34	0.36
Net gains (losses) on investments (both realized and unrealized)	0.97		0.23	(1.76)	4.23	2.06	0.41

Total income (loss) from investment operations	1.17		0.64	(1.41)	4.56	2.40	0.77

Less distributions:
Dividends from net investment income	(0.22)		(0.41)	(0.36)	(0.34)	(0.37)	(0.38)
Distributions from net realized gains	(0.13)		(0.54)	(0.14)	(0.21)	(1.17)	(0.27)

Total distributions	(0.35)		(0.95)	(0.50)	(0.55)	(1.54)	(0.65)

Net asset value, end of period	$21.63		$20.81	$21.12	$23.03	$19.02	$18.16

Total returnA	5.70	%B	3.17%	(6.30)%	24.43%	13.70%	4.68%

Ratios and supplemental data:
Net assets, end of period	$792,176,071		$919,092,509	$1,007,455,843	$1,045,963,233	$783,186,967	$666,792,661
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.81	%C	0.81%	0.80%	0.81%	0.81%	0.80%
Expenses, net of reimbursements and/or recoupments	0.81	%C	0.81%	0.80%	0.81%	0.81%	0.80%
Net investment income, before expense reimbursements and/or recoupments	2.07	%C	2.00%	1.56%	1.60%	1.94%	2.03%
Net investment income, net of reimbursements and/or recoupments	2.07	%C	2.00%	1.56%	1.60%	1.94%	2.03%
Portfolio turnover rate	7	%B	7%	9%	7%	21%	23%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

32

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	Investor Class
	Six Months Ended February 29, 2024		Year Ended August 31,
			2023	2022	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$20.85		$21.15	$23.06	$19.05	$18.19	$18.06

Income (loss) from investment operations:
Net investment income	0.18		0.35	0.29	0.28	0.30	0.31
Net gains (losses) on investments (both realized and unrealized)	0.96		0.25	(1.76)	4.23	2.06	0.43

Total income (loss) from investment operations	1.14		0.60	(1.47)	4.51	2.36	0.74

Less distributions:
Dividends from net investment income	(0.19)		(0.36)	(0.30)	(0.29)	(0.33)	(0.34)
Distributions from net realized gains	(0.13)		(0.54)	(0.14)	(0.21)	(1.17)	(0.27)

Total distributions	(0.32)		(0.90)	(0.44)	(0.50)	(1.50)	(0.61)

Net asset value, end of period	$21.67		$20.85	$21.15	$23.06	$19.05	$18.19

Total returnA	5.57	%B	2.95%	(6.54)%	24.07%	13.38%	4.45%

Ratios and supplemental data:
Net assets, end of period	$28,223,907		$29,787,339	$46,690,436	$56,472,628	$41,904,048	$24,993,208
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.04	%C	1.07%	1.06%	1.07%	1.07%	1.06%
Expenses, net of reimbursements and/or recoupments	1.04	%C	1.07%	1.06%	1.07%	1.07%	1.06%
Net investment income, before expense reimbursements and/or recoupments	1.84	%C	1.72%	1.29%	1.33%	1.67%	1.75%
Net investment income, net of reimbursements and/or recoupments	1.84	%C	1.72%	1.29%	1.33%	1.67%	1.75%
Portfolio turnover rate	7	%B	7%	9%	7%	21%	23%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

33

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	A Class
	Six Months Ended February 29, 2024		Year Ended August 31,
			2023	2022	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$20.69		$21.01	$22.90	$18.93	$18.08	$17.96

Income (loss) from investment operations:
Net investment income	0.18		0.36	0.29	0.28	0.30	0.31
Net gains (losses) on investments (both realized and unrealized)	0.95		0.22	(1.74)	4.19	2.05	0.42

Total income (loss) from investment operations	1.13		0.58	(1.45)	4.47	2.35	0.73

Less distributions:
Dividends from net investment income	(0.19)		(0.36)	(0.30)	(0.29)	(0.33)	(0.34)
Distributions from net realized gains	(0.13)		(0.54)	(0.14)	(0.21)	(1.17)	(0.27)

Total distributions	(0.32)		(0.90)	(0.44)	(0.50)	(1.50)	(0.61)

Net asset value, end of period	$21.50		$20.69	$21.01	$22.90	$18.93	$18.08

Total returnA	5.56	%B	2.89%	(6.48)%	24.04%	13.44%	4.43%

Ratios and supplemental data:
Net assets, end of period	$135,134,490		$137,795,991	$139,898,234	$143,875,366	$92,490,860	$60,146,845
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.06	%C	1.06%	1.05%	1.05%	1.04%	1.05%
Expenses, net of reimbursements and/or recoupments	1.06	%C	1.06%	1.05%	1.05%	1.04%	1.05%
Net investment income, before expense reimbursements and/or recoupments	1.83	%C	1.75%	1.31%	1.36%	1.71%	1.77%
Net investment income, net of reimbursements and/or recoupments	1.83	%C	1.75%	1.31%	1.36%	1.71%	1.77%
Portfolio turnover rate	7	%B	7%	9%	7%	21%	23%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

34

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	C Class
	Six Months Ended February 29, 2024		Year Ended August 31,
			2023	2022	2021	2020	2019

	(unaudited)
Net asset value, beginning of period	$20.52		$20.83	$22.72	$18.78	$17.94	$17.83

Income (loss) from investment operations:
Net investment income	0.05		0.16	0.09	0.10	0.14	0.17
Net gains (losses) on investments (both realized and unrealized)	1.00		0.28	(1.70)	4.19	2.06	0.42

Total income (loss) from investment operations	1.05		0.44	(1.61)	4.29	2.20	0.59

Less distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.14)	(0.14)	(0.19)	(0.21)
Distributions from net realized gains	(0.13)		(0.54)	(0.14)	(0.21)	(1.17)	(0.27)

Total distributions	(0.25)		(0.75)	(0.28)	(0.35)	(1.36)	(0.48)

Net asset value, end of period	$21.32		$20.52	$20.83	$22.72	$18.78	$17.94

Total returnA	5.16	%B	2.19%	(7.22)%	23.14%	12.59%	3.64%

Ratios and supplemental data:
Net assets, end of period	$38,867,471		$46,817,639	$60,287,047	$85,083,300	$95,091,128	$126,444,587
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	1.80	%C	1.80%	1.78%	1.79%	1.81%	1.82%
Expenses, net of reimbursements and/or recoupments	1.80	%C	1.80%	1.78%	1.79%	1.81%	1.82%
Net investment income, before expense reimbursements and/or recoupments	1.08	%C	1.00%	0.56%	0.62%	0.94%	1.01%
Net investment income, net of reimbursements and/or recoupments	1.08	%C	1.00%	0.56%	0.62%	0.94%	1.01%
Portfolio turnover rate	7	%B	7%	9%	7%	21%	23%

A

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

B	Not annualized.
C	Annualized.

See accompanying notes

35

American Beacon The London Company Income Equity FundSM

Financial Highlights

(For a share outstanding throughout the period)

	R6 Class
	Six Months Ended February 29, 2024		Year Ended August 31,				August 25, 2020A to August 31, 2020
			2023	2022		2021

	(unaudited)
Net asset value, beginning of period	$21.00		$21.30	$23.22		$19.13	$18.99

Income (loss) from investment operations:
Net investment income (loss)	0.55		0.24	0.39	B	2.03	(0.01)
Net gains (losses) on investments (both realized and unrealized)	0.66		0.43	(1.79)		2.59	0.15

Total income (loss) from investment operations	1.21		0.67	(1.40)		4.62	0.14

Less distributions:
Dividends from net investment income	(0.22)		(0.43)	(0.38)		(0.32)	–
Distributions from net realized gains	(0.13)		(0.54)	(0.14)		(0.21)	–

Total distributions	(0.35)		(0.97)	(0.52)		(0.53)	–

Net asset value, end of period	$21.86		$21.00	$21.30		$23.22	$19.13

Total returnC	5.88	%D	3.28%	(6.21)%		24.62%	0.74	%D

Ratios and supplemental data:
Net assets, end of period	$692,308		$4,631,676	$1,018,965		$169,279	$100,763
Ratios to average net assets:
Expenses, before reimbursements and/or recoupments	0.72	%E	0.72%	0.73%		0.75%	0.85	%E
Expenses, net of reimbursements and/or recoupments	0.71	%E	0.71%	0.71%		0.71%	0.71	%E
Net investment income (loss), before expense reimbursements and/or recoupments	1.86	%E	2.10%	1.75%		1.64%	(3.83	)%E
Net investment income (loss), net of reimbursements and/or recoupments	1.87	%E	2.11%	1.77%		1.68%	(3.69	)%E
Portfolio turnover rate	7	%D	7%	9%		7%	21	%D

A	Effective date of class.
B	Per share amounts have been calculated using the average shares method.
C

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. May include adjustments in accordance with U.S. GAAP and as such, the net asset value for reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

D	Not annualized.
E	Annualized.

See accompanying notes

36

American Beacon The London Company Income Equity FundSM

Results of Shareholder Meeting (Unaudited)

A special meeting of shareholders of each of the portfolios of the American Beacon Funds (the “Trust”) was held on October 27, 2023. The shareholders of the American Beacon The London Company Income Equity Fund (the “Fund”), a portfolio of the Trust, approved a New Management Agreement between American Beacon Advisors, Inc. (“American Beacon”) and the Trust, with respect to the Fund, became effective December 29, 2023 following the change in control of American Beacon. Approval of this proposal required a majority of the outstanding voting securities of the Fund.

The following is the result of the shareholder votes for this proposal:

Fund	For	Against	Abstain	Non-Voting
American Beacon The London Company Income Fund	53,806,062.10	264,035.25	1,634,183.16	26,437,124.46

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40

Delivery of Documents

Shareholder reports are available online at www.americanbeaconfunds.com/reports. Please be advised that reports are no longer sent by mail. Instead, the reports are made available online, and you will be notified by mail each time a report is posted online. You will be provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can request to continue receiving paper copies by calling 1-866-345-5954, or you may directly inform your financial intermediary. Detailed instructions are also included in your report notifications.

If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.

To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone: Call (800) 658-5811	By Mail: American Beacon Funds P.O. Box 219643 Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-PORT as of the end of each fiscal quarter. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The Forms N-PORT may also be reviewed and copied at the SEC’s Public Reference Section, 100 F Street NE, Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of each Fund’s portfolio holdings is also made available on the Funds’ website at www.americanbeaconfunds.com approximately 20 days after the end of each month for The London Company Income Equity Fund.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, which is available free of charge on the Fund’s website at www.americanbeaconfunds.com and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.

Fund Service Providers:

CUSTODIAN State Street Bank and Trust Company Boston, Massachusetts	TRANSFER AGENT SS&C GIDS, Inc. Quincy, Massachusetts	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP Boston, Massachusetts	DISTRIBUTOR Resolute Investment Distributors, Inc. Irving, Texas

This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.

American Beacon Funds and American Beacon The London Company Income Equity Fund are service marks of American Beacon Advisors, Inc.

SAR 02/24

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based upon their review, such officers have concluded that the registrant’s disclosure controls and procedures are effective in ensuring that information required to be disclosed in the report is appropriately recorded, processed, summarized and reported and made know to them by others within the registrant and by the registrant’s service provider.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13.	EXHIBITS.

(a)(1) Not Applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Funds

By	/s/ Rebecca L. Harris
Rebecca L. Harris
President
American Beacon Funds
Date: May 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Rebecca L. Harris	By	/s/ Sonia L. Bates
Rebecca L. Harris		Sonia L. Bates
President		Chief Accounting Officer and Treasurer
American Beacon Funds		American Beacon Funds
Date: May 1, 2024		May 1, 2024